UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-10377

PIMCO Municipal Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO CLOSED-END FUNDS

Semiannual Report

June 30, 2022

PIMCO Municipal Income Fund | PMF | NYSE

PIMCO Municipal Income Fund II | PML | NYSE

PIMCO Municipal Income Fund III | PMX | NYSE

PIMCO California Municipal Income Fund | PCQ | NYSE

PIMCO California Municipal Income Fund II | PCK | NYSE

PIMCO California Municipal Income Fund III | PZC | NYSE

PIMCO New York Municipal Income Fund | PNF | NYSE

PIMCO New York Municipal Income Fund II | PNI | NYSE

PIMCO New York Municipal Income Fund III | PYN | NYSE

		Page

Letter from the Chair of the Board & President		2

Important Information About the Funds		4

Financial Highlights		18

Statements of Assets and Liabilities		24

Statements of Operations		26

Statements of Changes in Net Assets		28

Statements of Cash Flows		31

Notes to Financial Statements		70

Glossary		89

Distribution Information		90

Changes to Boards of Trustees		92

Approval of Investment Management Agreement		93

Fund	Fund Summary	Schedule of Investments

PIMCO Municipal Income Fund	8	33

PIMCO Municipal Income Fund II	9	38

PIMCO Municipal Income Fund III	10	44

PIMCO California Municipal Income Fund	11	49

PIMCO California Municipal Income Fund II	12	53

PIMCO California Municipal Income Fund III	13	57

PIMCO New York Municipal Income Fund	14	61

PIMCO New York Municipal Income Fund II	15	64

PIMCO New York Municipal Income Fund III	16	67

Letter from the Chair of the Board & President

Dear Shareholder,

We hope that you and your family are remaining safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Closed-End Funds Semiannual Report, which covers the six-month reporting period ended June 30, 2022. On the subsequent pages, you will find specific details regarding investment results and a discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended June 30, 2022

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”) and its variants. Looking back, fourth quarter 2021 U.S. annualized gross domestic product (“GDP”) grew 6.9%. The economy then experienced a setback, as first quarter 2022 GDP growth was -1.6%. Finally, the Commerce Department’s initial estimate for second quarter 2022 GDP growth — released after the reporting period ended — was -0.9%.

In the U.S., the Federal Reserve Board (the “Fed”) took several steps to tighten monetary policy to combat elevated inflation. The Fed reduced the monthly pace of its net asset purchases of Treasury securities and agency mortgage-backed securities in November 2021 and again in December. The Fed ended its monthly asset purchases in mid-March 2022. The Fed then raised the federal funds rate 0.25% to a range between 0.25% and 0.50% in March 2022, its first rate hike since 2018. The central bank then raised rates 0.50% in its May 2022 meeting and 0.75% in its June meeting. Finally, on July 27, 2022 — after the reporting period ended — the Fed raised rates 0.75%, to a range between 2.25% and 2.50%.

Economies outside the U.S. also continued to be impacted by the pandemic. The war in Ukraine and its repercussions also led to increased uncertainties around the world. In its April 2022 World Economic Outlook Update, the International Monetary Fund (“IMF”) said it expects U.S. gross domestic product (“GDP”) growth to be 3.7% in 2022, compared to 5.7% in 2021. Elsewhere, the IMF expects 2022 GDP to grow 2.8% in the eurozone (from 5.3% in 2021), 3.7% in the U.K. (from 7.4% in 2021) and 2.4% in Japan (from 1.6% in 2021).

Several other central banks began tightening monetary policy during the period. In December 2021, the Bank of England (the “BoE”) surprised the market and raised rates for the first time since COVID-19 began. The BoE again raised rates at its meetings in February, March, May and June 2022. The European Central Bank (the “ECB”) indicated that it intended to raise rates at its September 2022 meeting. Elsewhere, the Bank of Japan (the “BoJ”) maintained its loose monetary policy and appears likely to remain accommodative in the near future given the headwinds facing its economy.

During the reporting period, short- and long-term U.S. Treasury yields moved sharply higher. The yield on the benchmark 10-year U.S. Treasury note was 2.98% on June 30, 2022, versus 1.52% on December 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including developed and emerging markets, returned -8.07%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -12.83%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, were also weak. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned -13.85%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned -18.83%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -14.53%.

The municipal (or “muni”) market experienced periods of volatility and generated a negative return. All told, the Bloomberg Municipal Bond Index (USD Unhedged) returned -8.98% during the six months ended June 30, 2022. The muni market was negatively impacted by sharply rising interest rates, along with fund outflows, as the current outflow cycle is now the worst on record.

2	PIMCO CLOSED-END FUNDS

Thank you for investing with us. We value your trust and will continue to work diligently to meet your investment needs. If you have questions regarding any of your PIMCO Closed-End Funds investments, please contact you financial advisor or call the Funds’ shareholder servicing agent at (844) 33-PIMCO. We also invite you to visit our website at pimco.com to learn more about our views.

Sincerely,

Deborah A. DeCotis	Eric D. Johnson
Chair of the Board of Trustees	President

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	JUNE 30, 2022	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movement in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are ascending from historically low levels. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments and other sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. Each Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. The transition may result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

4	PIMCO CLOSED-END FUNDS

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of a Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than its investments in taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

A fund that has substantial exposures to California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in advanced technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

A fund that has substantial exposures to New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the

State, and when New York City experiences financial difficulty, it may have an adverse effect on New York municipal bonds held by a Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment.

Shares of closed-end investment management companies, such as the Funds, frequently trade at a discount from their net asset value (“NAV”) and may trade at a price that is less than the initial offering price and/or the NAV of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the NAV of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to NAV thereafter.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses. Historical NAV performance for a Fund may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The dividend rate that a Fund pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including without limit the amount of a Fund’s undistributed

SEMIANNUAL REPORT	|	JUNE 30, 2022	5

Important Information About the Funds	(Cont.)

net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Fund. As portfolio and market conditions change, the rate of distributions on the common shares and a Fund’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund distribution rate or that the rate will be sustainable in the future.

The following table discloses the inception date and diversification status of each Fund:

Fund Name	Inception Date	Diversification Status
PIMCO Municipal Income Fund	06/29/01	Diversified
PIMCO Municipal Income Fund II	06/28/02	Diversified
PIMCO Municipal Income Fund III	10/31/02	Diversified
PIMCO California Municipal Income Fund	06/29/01	Diversified
PIMCO California Municipal Income Fund II	06/28/02	Diversified
PIMCO California Municipal Income Fund III	10/31/02	Diversified
PIMCO New York Municipal Income Fund	06/29/01	Non-diversified
PIMCO New York Municipal Income Fund II	06/28/02	Diversified
PIMCO New York Municipal Income Fund III	10/31/02	Non-diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus or Statement of Additional Information (“SAI”), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent prospectus or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (844) 33-PIMCO.

SEC rules allow shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (844) 33-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary, such as a broker-dealer or bank.

In April 2020, the SEC adopted amended rules modifying the registration, communications, and offering processes for registered closed-end funds and interval funds. Among other things, the amendments: (1) permit qualifying closed-end funds to use a short-form registration statement to offer securities in eligible transactions and certain funds to qualify as Well Known Seasoned Issuers; (2) permit interval funds to pay registration fees based on net issuance of shares in a manner similar to mutual funds; (3) require closed-end funds and interval funds to include additional disclosures in their annual reports; and (4) require certain information to be filed in interactive data format. The new rules have phased compliance dates, with some requirements having already taken effect and others requiring compliance as late as February 1, 2023.

6	PIMCO CLOSED-END FUNDS

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Funds to use derivatives and reverse repurchase agreements and similar financing transactions as part of their investment strategies and may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors. The rule went into effect on February 19, 2021. The compliance date for the new rule and related recordkeeping requirements is August 19, 2022.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the associated recordkeeping requirements is September 8, 2022.

In May 2022, the SEC proposed amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The proposed amendments would expand the scope of the current rule in a number of ways that would result in an expansion of the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the proposed amendments would modify the circumstances under which a fund may deviate from its 80% investment policy and address the use and valuation of derivatives instruments for purposes of the rule. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	|	JUNE 30, 2022	7

PIMCO Municipal Income Fund

Symbol on NYSE - PMF

Allocation Breakdown

as of June 30, 2022†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	21.5%

Highway Revenue Tolls	8.9%

Ad Valorem Property Tax	7.8%

Natural Gas Revenue	6.3%

Sales Tax Revenue	5.7%

Tobacco Settlement Funded	5.3%

Miscellaneous Revenue	5.2%

Electric Power & Light Revenue	5.0%

Industrial Revenue	4.6%

Sewer Revenue	4.1%

Local or Guaranteed Housing	3.1%

Special Assessment	3.0%

Income Tax Revenue	2.8%

Appropriations	2.5%

College & University Revenue	1.9%

Port, Airport & Marina Revenue	1.3%

Nuclear Revenue	1.2%

Lease (Appropriation)	1.2%

Transit Revenue	1.1%

Other	6.4%

Short-Term Instruments	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information

as of (June 30, 2022)(1)

Market Price	$11.52

NAV	$10.30

Premium/(Discount) to NAV	11.84%

Market Price Distribution Rate(2)	5.63%

NAV Distribution Rate(2)	6.29%

Total Effective Leverage(3)	46.42%

Average Annual Total Return(1) for the period ended June 30, 2022

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	(22.17)%	(18.76)%	1.95%	3.24%	5.42%
NAV	(20.54)%	(19.68)%	1.09%	4.12%	5.57%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Select exposure to taxable municipal bonds contributed to performance, as holdings outperformed the general municipal market.

»	There were no other material contributors for the Fund.

»	Duration positioning detracted from performance, as benchmark municipal yields increased.

»	Exposure to the revenue segment detracted from performance, as the segment underperformed the general municipal market.

»	Exposure to the healthcare sector detracted from performance, as the sector underperformed the general municipal market.

8	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund II

Symbol on NYSE - PML

Allocation Breakdown

as of June 30, 2022†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	23.5%

Highway Revenue Tolls	10.0%

Ad Valorem Property Tax	6.9%

Natural Gas Revenue	6.6%

Sales Tax Revenue	5.5%

Tobacco Settlement Funded	5.1%

Industrial Revenue	4.2%

Sewer Revenue	4.0%

College & University Revenue	3.9%

Income Tax Revenue	2.9%

Local or Guaranteed Housing	2.9%

Miscellaneous Revenue	2.7%

Water Revenue	2.7%

Appropriations	2.6%

Electric Power & Light Revenue	2.2%

Port, Airport & Marina Revenue	2.2%

Lease (Appropriation)	1.8%

Transit Revenue	1.4%

Fuel Sales Tax Revenue	1.0%

Other	6.8%

Short-Term Instruments	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information

as of (June 30, 2022)(1)

Market Price	$10.74

NAV	$9.52

Premium/(Discount) to NAV	12.82%

Market Price Distribution Rate(2)	6.59%

NAV Distribution Rate(2)	7.44%

Total Effective Leverage(3)	46.03%

Average Annual Total Return(1) for the period ended June 30, 2022

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	(24.15)%	(24.62)%	1.68%	4.26%	4.91%
NAV	(20.46)%	(19.73)%	1.32%	4.23%	4.68%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Select exposure to taxable municipal bonds contributed to performance, as holdings outperformed the general municipal market.

»	There were no other material contributors for this Fund.

»	Duration positioning detracted from performance, as benchmark municipal yields increased.

»	Exposure to the revenue segment detracted from performance, as the segment underperformed the general municipal market.

»	Exposure to the healthcare sector detracted from performance, as the sector underperformed the general municipal market.

SEMIANNUAL REPORT	|	JUNE 30, 2022	9

PIMCO Municipal Income Fund III

Symbol on NYSE - PMX

Allocation Breakdown

as of June 30, 2022†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	18.1%

Highway Revenue Tolls	8.7%

Natural Gas Revenue	7.0%

Sales Tax Revenue	6.6%

Ad Valorem Property Tax	6.5%

Sewer Revenue	5.8%

Local or Guaranteed Housing	5.1%

Electric Power & Light Revenue	4.2%

Tobacco Settlement Funded	3.9%

Industrial Revenue	3.8%

Water Revenue	3.6%

College & University Revenue	3.3%

Appropriations	3.1%

Miscellaneous Revenue	2.7%

Port, Airport & Marina Revenue	2.4%

Income Tax Revenue	2.4%

Fuel Sales Tax Revenue	1.8%

Transit Revenue	1.3%

Nuclear Revenue	1.3%

General Fund	1.3%

Other	6.4%

Short-Term Instruments	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information

as of (June 30, 2022)(1)

Market Price	$9.22

NAV	$8.70

Premium/(Discount) to NAV	5.98%

Market Price Distribution Rate(2)	5.99%

NAV Distribution Rate(2)	6.34%

Total Effective Leverage(3)	45.47%

Average Annual Total Return(1) for the period ended June 30, 2022

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	(25.63)%	(25.75)%	0.80%	3.27%	4.30%
NAV	(21.59)%	(20.93)%	1.02%	4.58%	4.45%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Select exposure to taxable municipal bonds contributed to performance, as holdings outperformed the general municipal market.

»	There were no other material contributors for this Fund.

»	Duration positioning detracted from performance, as municipal yields increased.

»	Exposure to the revenue segment detracted from performance, as the segment underperformed the general municipal market.

»	Exposure to the special tax sector detracted from performance, as the sector underperformed the general municipal market.

10	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund

Symbol on NYSE - PCQ

Allocation Breakdown

as of June 30, 2022†§

Municipal Bonds & Notes

Ad Valorem Property Tax	22.4%

Health, Hospital & Nursing Home Revenue	14.6%

Electric Power & Light Revenue	7.1%

College & University Revenue	5.9%

Natural Gas Revenue	5.9%

Lease (Abatement)	5.4%

Sales Tax Revenue	5.2%

Local or Guaranteed Housing	5.1%

General Fund	4.1%

Tobacco Settlement Funded	4.0%

Port, Airport & Marina Revenue	3.8%

Water Revenue	2.5%

Lease (Non-Terminable)	2.0%

Sewer Revenue	1.8%

Transit Revenue	1.8%

Special Assessment	1.2%

Special Tax	1.1%

Highway Revenue Tolls	1.1%

Other	2.2%

Short-Term Instruments	2.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information

as of (June 30, 2022)(1)

Market Price	$15.41

NAV	$10.90

Premium/(Discount) to NAV	41.38%

Market Price Distribution Rate(2)	5.06%

NAV Distribution Rate(2)	7.16%

Total Effective Leverage(3)	46.59%

Average Annual Total Return(1) for the period ended June 30, 2022

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	(14.89)%	(15.17)%	3.37%	5.85%	6.57%
NAV	(20.08)%	(19.06)%	0.94%	4.10%	5.48%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the pre-refunded segment contributed to performance, as the segment outperformed the general municipal market.

»	Select exposure to taxable municipal bonds contributed to performance, as holdings outperformed the general municipal market.

»	There were no other material contributors for this Fund.

»	Duration positioning detracted from performance, as municipal yields increased.

»	Exposure to the revenue segment detracted from performance, as the segment underperformed the general municipal market.

»	Exposure to the industrial revenue sector detracted from performance, as the sector underperformed the general municipal market.

SEMIANNUAL REPORT	|	JUNE 30, 2022	11

PIMCO California Municipal Income Fund II

Symbol on NYSE - PCK

Allocation Breakdown

as of June 30, 2022†§

Municipal Bonds & Notes

Ad Valorem Property Tax	25.6%

Health, Hospital & Nursing Home Revenue	13.7%

Natural Gas Revenue	8.1%

Local or Guaranteed Housing	5.9%

General Fund	5.6%

Sales Tax Revenue	5.0%

Electric Power & Light Revenue	4.9%

Tobacco Settlement Funded	4.6%

Sewer Revenue	4.4%

Port, Airport & Marina Revenue	3.8%

College & University Revenue	3.6%

Lease (Abatement)	3.3%

Highway Revenue Tolls	2.6%

Lease (Non-Terminable)	2.0%

Special Assessment	1.2%

Special Tax	1.1%

Other	4.3%

Short-Term Instruments	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information

as of (June 30, 2022)(1)

Market Price	$6.86

NAV	$6.85

Premium/(Discount) to NAV	0.15%

Market Price Distribution Rate(2)	5.60%

NAV Distribution Rate(2)	5.61%

Total Effective Leverage(3)	46.09%

Average Annual Total Return(1) for the period ended June 30, 2022

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	(24.75)%	(25.31)%	(2.72)%	2.04%	2.81%
NAV	(22.92)%	(21.97)%	0.53%	4.29%	3.44%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	There were no material contributors for this Fund.

»	Duration positioning detracted from performance, as benchmark municipal yields increased.

»	Exposure to the industrial revenue sector detracted from performance, as the sector underperformed the broad municipal market.

»	Exposure to the healthcare sector detracted from performance, as the sector underperformed the broad municipal market.

12	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund III

Symbol on NYSE - PZC

Allocation Breakdown

as of June 30, 2022†§

Municipal Bonds & Notes

Ad Valorem Property Tax	22.7%

Health, Hospital & Nursing Home Revenue	15.5%

Electric Power & Light Revenue	7.9%

Tobacco Settlement Funded	6.1%

Local or Guaranteed Housing	6.0%

Natural Gas Revenue	5.3%

College & University Revenue	4.7%

Sales Tax Revenue	4.3%

General Fund	3.4%

Port, Airport & Marina Revenue	3.2%

Lease (Abatement)	3.2%

Highway Revenue Tolls	2.9%

Lease (Non-Terminable)	2.2%

Special Tax	1.8%

Transit Revenue	1.8%

Sewer Revenue	1.7%

Special Assessment	1.2%

Water Revenue	1.1%

Miscellaneous Revenue	1.1%

Other	2.9%

Short-Term Instruments	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information

as of (June 30, 2022)(1)

Market Price	$8.26

NAV	$8.05

Premium/(Discount) to NAV	2.61%

Market Price Distribution Rate(2)	5.52%

NAV Distribution Rate(2)	5.66%

Total Effective Leverage(3)	45.23%

Average Annual Total Return(1) for the period ended June 30, 2022

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	(23.65)%	(24.49)%	(3.43)%	2.73%	3.41%
NAV	(19.05)%	(18.19)%	0.98%	4.08%	3.68%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the pre-refunded segment contributed to performance, as the segment outperformed the general municipal market.

»	Select exposure to taxable municipal bonds contributed to performance, as holdings outperformed the general municipal market.

»	Select exposure to the tobacco sector contributed to performance, as holdings outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal yields increased.

»	Exposure to the revenue segment detracted from performance, as the segment underperformed the general municipal market.

»	Exposure to the industrial revenue sector detracted from performance, as the sector underperformed the general municipal market.

SEMIANNUAL REPORT	|	JUNE 30, 2022	13

PIMCO New York Municipal Income Fund

Symbol on NYSE - PNF

Allocation Breakdown

as of June 30, 2022†§

Municipal Bonds & Notes

Water Revenue	15.6%

Income Tax Revenue	12.4%

Ad Valorem Property Tax	11.7%

Transit Revenue	9.0%

Health, Hospital & Nursing Home Revenue	8.0%

Tobacco Settlement Funded	6.4%

College & University Revenue	6.1%

Miscellaneous Revenue	5.9%

Sales Tax Revenue	5.4%

Local or Guaranteed Housing	5.3%

Port, Airport & Marina Revenue	5.1%

Industrial Revenue	2.2%

Highway Revenue Tolls	2.0%

Electric Power & Light Revenue	1.5%

Miscellaneous Taxes	1.2%

Other	1.2%

Short-Term Instruments	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information

as of (June 30, 2022)(1)

Market Price	$9.16

NAV	$9.36

Premium/(Discount) to NAV	(2.14)%

Market Price Distribution Rate(2)	5.50%

NAV Distribution Rate(2)	5.38%

Total Effective Leverage(3)	43.96%

Average Annual Total Return(1) for the period ended June 30, 2022

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	(23.57)%	(26.07)%	(2.17)%	2.40%	3.59%
NAV	(20.97)%	(20.24)%	(0.15)%	3.45%	3.97%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Select exposure to taxable municipal bonds contributed to performance, as holdings outperformed the general municipal market.

»	There were no other material contributors for this Fund.

»	Duration positioning detracted from performance, as municipal yields increased.

»	Exposure to the revenue segment detracted from performance, as the segment underperformed the general municipal market.

»	Exposure to the special tax sector detracted from performance, as the sector underperformed the general municipal market.

14	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund II

Symbol on NYSE - PNI

Allocation Breakdown

as of June 30, 2022†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	10.7%

Income Tax Revenue	10.7%

College & University Revenue	10.7%

Tobacco Settlement Funded	9.6%

Water Revenue	6.7%

Lease (Appropriation)	6.3%

Miscellaneous Revenue	6.1%

Port, Airport & Marina Revenue	6.0%

Transit Revenue	5.9%

Highway Revenue Tolls	4.9%

Sales Tax Revenue	4.5%

Local or Guaranteed Housing	4.0%

Ad Valorem Property Tax	3.5%

Electric Power & Light Revenue	3.0%

Industrial Revenue	2.9%

Other	1.0%

Short-Term Instruments	3.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information

as of (June 30, 2022)(1)

Market Price	$8.74

NAV	$8.90

Premium/(Discount) to NAV	(1.80)%

Market Price Distribution Rate(2)	5.50%

NAV Distribution Rate(2)	5.40%

Total Effective Leverage(3)	46.48%

Average Annual Total Return(1) for the period ended June 30, 2022

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	(21.04)%	(24.06)%	(1.02)%	1.75%	3.57%
NAV	(21.83)%	(20.95)%	0.13%	3.55%	4.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	There were no material contributors for this Fund.

»	Duration positioning detracted from performance, as benchmark municipal yields increased.

»	Exposure to the special tax sector detracted from performance, as the sector underperformed the broad municipal market.

»	Exposure to the transportation sector detracted from performance, as the sector underperformed the broad municipal market.

SEMIANNUAL REPORT	|	JUNE 30, 2022	15

PIMCO New York Municipal Income Fund III

Symbol on NYSE - PYN

Allocation Breakdown

as of June 30, 2022†§

Municipal Bonds & Notes

Income Tax Revenue	13.3%

Tobacco Settlement Funded	13.0%

Ad Valorem Property Tax	11.1%

Health, Hospital & Nursing Home Revenue	10.0%

Industrial Revenue	7.0%

Miscellaneous Revenue	6.6%

College & University Revenue	6.1%

Water Revenue	6.1%

Port, Airport & Marina Revenue	5.9%

Transit Revenue	5.6%

Sales Tax Revenue	4.7%

Local or Guaranteed Housing	4.3%

Electric Power & Light Revenue	2.0%

Highway Revenue Tolls	1.2%

Other	2.0%

Short-Term Instruments	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information

as of (June 30, 2022)(1)

Market Price	$7.84

NAV	$7.17

Premium/(Discount) to NAV	9.34%

Market Price Distribution Rate(2)	5.43%

NAV Distribution Rate(2)	5.94%

Total Effective Leverage(3)	43.47%

Average Annual Total Return(1) for the period ended June 30, 2022

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	(13.55)%	(23.23)%	0.51%	2.90%	2.79%
NAV	(19.99)%	(19.18)%	(0.15)%	3.29%	2.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Select exposure to taxable municipal bonds contributed to performance, as holdings outperformed the general municipal market.

»	There were no other material contributors for this Fund.

»	Duration positioning detracted from performance, as benchmark municipal yields increased.

»	Exposure to the revenue segment detracted from performance, as the segment underperformed the general municipal market.

»	Exposure to the special tax sector detracted from performance, as the sector underperformed the general municipal market.

16	PIMCO CLOSED-END FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

Financial Highlights

		Investment Operations		Less Distributions to Preferred Shareholders(c)			Less Distributions to Common Shareholders(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total	Increase Resulting from Tender of ARPS(c)

PIMCO Municipal Income Fund

01/01/2022 - 06/30/2022+	$13.33	$0.35	$(3.04)	$(0.02)	$0.00	$(2.71)	$(0.32)	$0.00	$0.00	$(0.32)	$0.00

12/31/2021	13.22	0.71	0.06	(0.01)	0.00	0.76	(0.65)	0.00	0.00	(0.65)	0.00

12/31/2020	13.35	0.74	(0.07)	(0.07)	0.00	0.60	(0.65)	(0.08)	0.00	(0.73)	0.00

12/31/2019	12.36	0.81	1.07	(0.16)	0.00	1.72	(0.72)	(0.01)	0.00	(0.73)	0.00

12/31/2018	12.87	0.89	(0.65)	(0.16)	0.00	0.08	(0.72)	0.00	0.00	(0.72)	0.13

12/31/2017	12.44	0.91	0.36	(0.10)	0.00	1.17	(0.74)	0.00	0.00	(0.74)	0.00

PIMCO Municipal Income Fund II

01/01/2022 - 06/30/2022+	$12.37	$0.31	$(2.79)	$(0.02)	$0.00	$(2.50)	$(0.35)	$0.00	$0.00	$(0.35)	$0.00

12/31/2021	12.42	0.66	0.00	0.00	0.00	0.66	(0.71)	0.00	0.00	(0.71)	0.00

12/31/2020	12.50	0.69	(0.01)	(0.05)	0.00	0.63	(0.71)	0.00	0.00	(0.71)	0.00

12/31/2019	11.62	0.77	1.01	(0.12)	0.00	1.66	(0.78)	0.00	0.00	(0.78)	0.00

12/31/2018	12.13	0.81	(0.57)	(0.13)	0.00	0.11	(0.78)	0.00	0.00	(0.78)	0.16

12/31/2017	11.81	0.81	0.37	(0.08)	0.00	1.10	(0.78)	0.00	0.00	(0.78)	0.00

PIMCO Municipal Income Fund III

01/01/2022 - 06/30/2022+	$11.41	$0.30	$(2.71)	$(0.02)	$0.00	$(2.43)	$(0.28)	$0.00	$0.00	$(0.28)	$0.00

12/31/2021	11.36	0.59	0.01	0.00	0.00	0.60	(0.55)	0.00	0.00	(0.55)	0.00

12/31/2020	11.34	0.62	0.01	(0.05)	0.00	0.58	(0.55)	(0.01)	0.00	(0.56)	0.00

12/31/2019	10.49	0.72	0.87	(0.12)	0.00	1.47	(0.62)	0.00	0.00	(0.62)	0.00

12/31/2018	11.06	0.76	(0.57)	(0.13)	0.00	0.06	(0.67)	(0.11)	0.00	(0.78)	0.15

12/31/2017	10.67	0.77	0.38	(0.08)	0.00	1.07	(0.68)	0.00	0.00	(0.68)	0.00

PIMCO California Municipal Income Fund

01/01/2022 - 06/30/2022+	$14.08	$0.35	$(3.12)	$(0.02)	$0.00	$(2.79)	$(0.39)	$0.00	$0.00	$(0.39)	$0.00

12/31/2021	14.28	0.71	(0.12)	(0.01)	0.00	0.58	(0.78)	0.00	0.00	(0.78)	0.00

12/31/2020	14.20	0.74	0.20	(0.07)	0.00	0.87	(0.78)	(0.01)	0.00	(0.79)	0.00

12/31/2019	13.32	0.80	1.16	(0.16)	0.00	1.80	(0.92)	0.00	0.00	(0.92)	0.00

12/31/2018	14.20	0.92	(0.94)	(0.17)	0.00	(0.19)	(0.92)	0.00	0.00	(0.92)	0.23

12/31/2017	13.83	0.97	0.43	(0.11)	0.00	1.29	(0.92)	0.00	0.00	(0.92)	0.00

PIMCO California Municipal Income Fund II

01/01/2022 - 06/30/2022+	$9.11	$0.21	$(2.27)	$(0.01)	$0.00	$(2.07)	$(0.19)	$0.00	$0.00	$(0.19)	$0.00

12/31/2021	9.13	0.40	(0.04)	0.00	0.00	0.36	(0.38)	0.00	0.00	(0.38)	0.00

12/31/2020	8.98	0.41	0.17	(0.04)	0.00	0.54	(0.38)	(0.01)	0.00	(0.39)	0.00

12/31/2019	8.29	0.50	0.87	(0.10)	0.00	1.27	(0.42)	(0.16)	0.00	(0.58)	0.00

12/31/2018	8.69	0.54	(0.57)	(0.11)	0.00	(0.14)	(0.42)	0.00	0.00	(0.42)	0.16

12/31/2017	8.39	0.60	0.34	(0.07)	0.00	0.87	(0.56)	0.00	(0.01)	(0.57)	0.00

PIMCO California Municipal Income Fund III

01/01/2022 - 06/30/2022+	$10.20	$0.25	$(2.15)	$(0.02)	$0.00	$(1.92)	$(0.23)	$0.00	$0.00	$(0.23)	$0.00

12/31/2021	10.29	0.52	(0.15)	0.00	0.00	0.37	(0.46)	0.00	0.00	(0.46)	0.00

12/31/2020	10.20	0.52	0.09	(0.05)	0.00	0.56	(0.46)	(0.01)	0.00	(0.47)	0.00

12/31/2019	9.46	0.56	0.80	(0.11)	0.00	1.25	(0.51)	0.00	0.00	(0.51)	0.00

12/31/2018	9.98	0.64	(0.68)	(0.12)	0.00	(0.16)	(0.54)	0.00	0.00	(0.54)	0.18

12/31/2017	9.67	0.67	0.35	(0.08)	0.00	0.94	(0.63)	0.00	0.00	(0.63)	0.00

PIMCO New York Municipal Income Fund

01/01/2022 - 06/30/2022+	$12.13	$0.24	$(2.74)	$(0.02)	$0.00	$(2.52)	$(0.25)	$0.00	$0.00	$(0.25)	$0.00

12/31/2021	12.01	0.54	0.09	(0.01)	0.00	0.62	(0.50)	0.00	0.00	(0.50)	0.00

12/31/2020	12.15	0.60	(0.17)	(0.06)	0.00	0.37	(0.50)	(0.01)	0.00	(0.51)	0.00

12/31/2019	11.29	0.68	0.96	(0.13)	0.00	1.51	(0.65)	0.00	0.00	(0.65)	0.00

12/31/2018	12.06	0.70	(0.77)	(0.13)	0.00	(0.20)	(0.68)	0.00	0.00	(0.68)	0.11

12/31/2017	11.62	0.69	0.51	(0.08)	0.00	1.12	(0.68)	0.00	0.00	(0.68)	0.00

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders										Portfolio Turnover Rate
Net Asset Value End of Year or Period(a)	Market Price End of Year or Period	Total Investment Return(e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses(f)(g)		Expenses Excluding Waivers(f)(g)		Expenses Excluding Interest Expense(f)		Expenses Excluding Interest Expense and Waivers(f)		Net Investment Income (Loss)(f)

$10.30	$11.52	(22.17)%	$268,561	1.56	%*	1.56	%*	1.25	%*	1.25	%*	6.19	%*	11%

13.33	15.22	15.11	347,062	1.36		1.36		1.19		1.19		5.33		18

13.22	13.85	(2.99)	343,020	1.59		1.59		1.23		1.23		5.71		21

13.35	15.10	26.76	345,113	1.92		1.92		1.18		1.18		6.20		16

12.36	12.55	2.22	318,313	1.77		1.77		1.23		1.23		7.16		24

12.87	13.00	(4.44)	330,523	1.37		1.37		1.21		1.21		7.16		12

$9.52	$10.74	(24.15)%	$604,911	1.55	%*	1.55	%*	1.13	%*	1.13	%*	5.94	%*	12%

12.37	14.61	7.47	783,316	1.30		1.30		1.08		1.08		5.32		13

12.42	14.30	(4.81)	782,327	1.59		1.59		1.11		1.11		5.70		20

12.50	15.87	25.88	782,682	2.06		2.06		1.06		1.06		6.25		12

11.62	13.31	7.57	723,713	1.93		1.93		1.13		1.13		6.94		23

12.13	13.18	14.85	751,337	1.30		1.30		1.10		1.10		6.74		12

$8.70	$9.22	(25.63)%	$289,932	1.62	%*	1.62	%*	1.20	%*	1.20	%*	6.18	%*	12%

11.41	12.75	12.32	379,521	1.37		1.37		1.15		1.15		5.18		9

11.36	11.89	(0.54)	376,741	1.64		1.64		1.18		1.18		5.57		25

11.34	12.58	19.03	374,805	2.04		2.04		1.14		1.14		6.48		14

10.49	11.14	3.39	345,557	1.89		1.89		1.19		1.19		7.11		25

11.06	11.58	8.19	363,063	1.39		1.39		1.19		1.19		7.07		14

$10.90	$15.41	(14.89)%	$206,377	1.66	%*	1.66	%*	1.26	%*	1.26	%*	5.85	%*	16%

14.08	18.58	7.99	266,321	1.44		1.44		1.20		1.20		5.05		11

14.28	17.98	(4.94)	269,561	1.67		1.67		1.22		1.22		5.28		15

14.20	19.86	29.47	267,390	2.09		2.09		1.18		1.18		5.75		16

13.32	16.15	(0.66)	250,306	2.10		2.10		1.23		1.23		6.80		29

14.20	17.28	16.74	266,019	1.60		1.60		1.21		1.21		6.86		13

$6.85	$6.86	(24.75)%	$220,478	1.62	%*	1.62	%*	1.27	%*	1.27	%*	5.41	%*	14%

9.11	9.35	7.99	293,165	1.41		1.41		1.21		1.21		4.44		11

9.13	9.03	(5.58)	293,591	1.62		1.62		1.23		1.23		4.68		19

8.98	10.00	36.01	288,138	1.99		1.99		1.18		1.18		5.61		16

8.29	7.83	(19.01)	265,245	1.88		1.88		1.29		1.29		6.51		37

8.69	10.17	17.31	277,787	1.49		1.49		1.24		1.24		6.94		14

$8.05	$8.26	(23.65)%	$180,556	1.66	%*	1.66	%*	1.26	%*	1.26	%*	5.77	%*	16%

10.20	11.10	13.11	228,733	1.45		1.45		1.21		1.21		5.06		13

10.29	10.25	(5.89)	230,271	1.68		1.68		1.23		1.23		5.13		13

10.20	11.41	25.66	227,745	2.12		2.12		1.20		1.20		5.59		16

9.46	9.53	(3.49)	210,974	2.13		2.13		1.25		1.25		6.70		21

9.98	10.44	(2.46)	221,976	1.65		1.65		1.23		1.23		6.77		9

$9.36	$9.16	(23.57)%	$73,502	1.46	%*	1.46	%*	1.26	%*	1.26	%*	4.69	%*	19%

12.13	12.29	9.70	95,190	1.25		1.25		1.20		1.20		4.44		23

12.01	11.68	(11.51)	94,059	1.52		1.52		1.23		1.23		5.13		26

12.15	13.80	24.04	95,010	1.97		1.97		1.19		1.19		5.74		25

11.29	11.70	(2.90)	87,913	1.81		1.81		1.27		1.27		6.11		22

12.06	12.78	13.44	93,564	1.55		1.55		1.30		1.30		5.73		22

SEMIANNUAL REPORT	|	JUNE 30, 2022	19

Financial Highlights	(Cont.)

		Investment Operations		Less Distributions to Preferred Shareholders(c)			Less Distributions to Common Shareholders(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total	Increase Resulting from Tender of ARPS(c)

PIMCO New York Municipal Income Fund II

01/01/2022 - 06/30/2022+	$11.66	$0.24	$(2.74)	$(0.02)	$0.00	$(2.52)	$(0.24)	$0.00	$0.00	$(0.24)	$0.00

12/31/2021	11.50	0.48	0.17	(0.01)	0.00	0.64	(0.48)	0.00	0.00	(0.48)	0.00

12/31/2020	11.59	0.56	(0.12)	(0.05)	0.00	0.39	(0.48)	0.00	0.00	(0.48)	0.00

12/31/2019	10.67	0.63	0.93	(0.13)	0.00	1.43	(0.51)	0.00	0.00	(0.51)	0.00

12/31/2018	11.17	0.71	(0.73)	(0.15)	0.00	(0.17)	(0.57)	0.00	(0.04)	(0.61)	0.28

12/31/2017	10.71	0.72	0.46	(0.10)	0.00	1.08	(0.60)	0.00	(0.02)	(0.62)	0.00

PIMCO New York Municipal Income Fund III

01/01/2022 - 06/30/2022+	$9.20	$0.21	$(2.01)	$(0.02)	$0.00	$(1.82)	$(0.21)	$0.00	$0.00	$(0.21)	$0.00

12/31/2021	9.15	0.44	0.05	(0.01)	0.00	0.48	(0.43)	0.00	0.00	(0.43)	0.00

12/31/2020	9.29	0.48	(0.14)	(0.05)	0.00	0.29	(0.42)	0.00	(0.01)	(0.43)	0.00

12/31/2019	8.66	0.55	0.66	(0.13)	0.00	1.08	(0.41)	0.00	(0.04)	(0.45)	0.00

12/31/2018	9.27	0.57	(0.61)	(0.13)	0.00	(0.17)	(0.49)	0.00	(0.02)	(0.51)	0.07

12/31/2017	8.95	0.56	0.36	(0.08)	0.00	0.84	(0.52)	0.00	0.00	(0.52)	0.00

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders										Portfolio Turnover Rate
Net Asset Value End of Year or Period(a)	Market Price End of Year or Period	Total Investment Return(e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses(f)(g)		Expenses Excluding Waivers(f)(g)		Expenses Excluding Interest Expense(f)		Expenses Excluding Interest Expense and Waivers(f)		Net Investment Income (Loss)(f)

$8.90	$8.74	(21.04)%	$99,655	1.78	%*	1.78	%*	1.38	%*	1.38	%*	4.84	%*	19%

11.66	11.35	8.87	130,581	1.57		1.57		1.31		1.31		4.18		14

11.50	10.87	(5.82)	128,709	1.84		1.84		1.35		1.35		4.97		22

11.59	12.07	20.57	129,596	2.16		2.16		1.27		1.27		5.62		17

10.67	10.47	(7.67)	119,014	2.15		2.15		1.40		1.40		6.64		24

11.17	12.00	5.77	124,295	1.63		1.63		1.35		1.35		6.51		16

$7.17	$7.84	(13.55)%	$41,180	1.78	%*	1.78	%*	1.56	%*	1.56	%*	5.42	%*	17%

9.20	9.31	8.99	52,786	1.62		1.62		1.49		1.49		4.78		16

9.15	8.93	(2.75)	52,414	1.80		1.80		1.49		1.49		5.32		27

9.29	9.63	16.76	53,135	2.19		2.19		1.47		1.47		6.06		14

8.66	8.65	(7.67)	49,484	2.18		2.18		1.54		1.54		6.45		24

9.27	9.92	4.34	52,884	1.83		1.83		1.57		1.57		6.07		12

SEMIANNUAL REPORT	|	JUNE 30, 2022	21

Financial Highlights	(Cont.)

Ratios/Supplemental Data

	ARPS				RVMTP(5)
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share(1)	Involuntary Liquidating Preference per Preferred Share(2)	Average Market Value per ARPS(3)	Total Amount Outstanding	Asset Coverage per Preferred Share(1)	Involuntary Liquidating Preference per Preferred Share(2)	Average Market Value per RVMTP(4)

PIMCO Municipal Income Fund
1/1/2022 - 6/30/2022+	$166,700,000	$60,330	$25,000	N/A	$23,300,000	$241,320	$100,000	N/A
12/31/2021	166,700,000	70,665	25,000	N/A	23,300,000	282,660	100,000	N/A
12/31/2020	166,700,000	70,133	25,000	N/A	23,300,000	280,530	100,000	N/A
12/31/2019	166,700,000	70,395	25,000	N/A	23,300,000	281,580	100,000	N/A
12/31/2018	166,700,000	66,868	25,000	N/A	23,300,000	267,440	100,000	N/A
12/31/2017	190,000,000	68,475	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO Municipal Income Fund II
1/1/2022 - 6/30/2022+	$298,275,000	$66,203	$25,000	N/A	$68,700,000	$264,810	$100,000	N/A
12/31/2021	298,275,000	78,363	25,000	N/A	68,700,000	313,450	100,000	N/A
12/31/2020	298,275,000	78,293	25,000	N/A	68,700,000	313,170	100,000	N/A
12/31/2019	298,275,000	78,308	25,000	N/A	68,700,000	313,230	100,000	N/A
12/31/2018	298,275,000	74,285	25,000	N/A	68,700,000	297,110	100,000	N/A
12/31/2017	367,000,000	76,136	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO Municipal Income Fund III
1/1/2022 - 6/30/2022+	$154,700,000	$63,343	$25,000	N/A	$34,300,000	$253,370	$100,000	N/A
12/31/2021	154,700,000	75,200	25,000	N/A	34,300,000	300,800	100,000	N/A
12/31/2020	154,700,000	74,833	25,000	N/A	34,300,000	299,330	100,000	N/A
12/31/2019	154,700,000	74,565	25,000	N/A	34,300,000	298,260	100,000	N/A
12/31/2018	154,700,000	70,693	25,000	N/A	34,300,000	282,740	100,000	N/A
12/31/2017	189,000,000	73,007	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO California Municipal Income Fund
1/1/2022 - 6/30/2022+	$120,625,000	$59,410	$25,000	N/A	$29,300,000	$237,640	$100,000	N/A
12/31/2021	120,625,000	69,408	25,000	N/A	29,300,000	277,630	100,000	N/A
12/31/2020	120,625,000	69,948	25,000	N/A	29,300,000	279,790	100,000	N/A
12/31/2019	120,625,000	69,580	25,000	N/A	29,300,000	278,320	100,000	N/A
12/31/2018	120,625,000	66,725	25,000	N/A	29,300,000	266,870	100,000	N/A
12/31/2017	150,000,000	69,320	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO California Municipal Income Fund II
1/1/2022 - 6/30/2022+	$128,675,000	$58,815	$25,000	N/A	$34,300,000	$235,260	$100,000	N/A
12/31/2021	128,675,000	69,970	25,000	N/A	34,300,000	279,880	100,000	N/A
12/31/2020	128,675,000	70,035	25,000	N/A	34,300,000	280,140	100,000	N/A
12/31/2019	128,675,000	69,188	25,000	N/A	34,300,000	276,750	100,000	N/A
12/31/2018	128,675,000	65,675	25,000	N/A	34,300,000	262,670	100,000	N/A
12/31/2017	163,000,000	67,590	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO California Municipal Income Fund III
1/1/2022 - 6/30/2022+	$97,875,000	$61,108	$25,000	N/A	$27,100,000	$244,430	$100,000	N/A
12/31/2021	97,875,000	70,755	25,000	N/A	27,100,000	283,020	100,000	N/A
12/31/2020	97,875,000	71,063	25,000	N/A	27,100,000	284,250	100,000	N/A
12/31/2019	97,875,000	70,545	25,000	N/A	27,100,000	282,180	100,000	N/A
12/31/2018	97,875,000	67,188	25,000	N/A	27,100,000	268,720	100,000	N/A
12/31/2017	125,000,000	69,379	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO New York Municipal Income Fund
1/1/2022 - 6/30/2022+	$41,025,000	$69,788	$25,000	N/A	N/A	N/A	$100,000	N/A
12/31/2021	41,025,000	83,005	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2020	41,025,000	82,318	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2019	41,025,000	82,875	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2018	41,025,000	78,545	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2017	47,000,000	74,749	25,000	N/A	N/A	N/A	100,000	N/A

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

	ARPS				RVMTP(5)
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share(1)	Involuntary Liquidating Preference per Preferred Share(2)	Average Market Value per ARPS(3)	Total Amount Outstanding	Asset Coverage per Preferred Share(1)	Involuntary Liquidating Preference per Preferred Share(2)	Average Market Value per RVMTP(4)

PIMCO New York Municipal Income Fund II
1/1/2022 - 6/30/2022+	$58,000,000	$56,533	$25,000	N/A	$21,000,000	$226,130	$100,000	N/A
12/31/2021	58,000,000	66,323	25,000	N/A	21,000,000	265,290	100,000	N/A
12/31/2020	58,000,000	65,730	25,000	N/A	21,000,000	262,920	100,000	N/A
12/31/2019	58,000,000	66,003	25,000	N/A	21,000,000	264,010	100,000	N/A
12/31/2018	58,000,000	62,655	25,000	N/A	21,000,000	250,600	100,000	N/A
12/31/2017	79,000,000	64,320	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO New York Municipal Income Fund III
1/1/2022 - 6/30/2022+	$29,450,000	$59,953	$25,000	N/A	N/A	N/A	$100,000	N/A
12/31/2021	29,450,000	69,808	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2020	29,450,000	69,493	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2019	29,450,000	70,100	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2018	29,450,000	66,985	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2017	32,000,000	66,300	25,000	N/A	N/A	N/A	100,000	N/A

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organization expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)	Auction Rate Preferred Shareholders (“ARPS”). See Note 12, Auction Rate Preferred Shares, in the Notes to Financial Statements for more information
(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(e)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(g)

Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions, interest paid to RVMTP shareholders and the amortization of debt issuance costs of RVMTP Shares. See Note 5, Borrowings and Other Financing Transactions and Note 12, Remarketable Variable Rate MuniFund Term Preferred Shares in the Notes to Financial Statements for more information.

[1]

“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS or RVMTP, bears to the aggregate of the involuntary liquidation preference of ARPS or RVMTP, expressed as a dollar amount per ARPS or RVMTP.

[2]

“Involuntary Liquidating Preference” means the amount to which a holder of ARPS or RVMTP would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.

[3]

The ARPS have no readily ascertainable market value. Auctions for the ARPS have failed since February 2008, there is currently no active trading market for the ARPS and the Fund is not able to reliably estimate what their value would be in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 12, Auction Rate Preferred Shares, in the Notes to Financial Statements for more information.

[4]

The RVMTP have no readily ascertainable market value. The liquidation value of the RVMTP represents its liquidation preference, which approximates fair value of the shares less any unamortized debt issuance costs. See Note 12, Remarketable Variable Rate MuniFund Term Preferred Shares, in the Notes to Financial Statements for more information.

[5]	Prior to July 14, 2021, RVMTP Shares were VMTP Shares. See Note 12, Remarketable Variable Rate MuniFund Term Preferred Shares.

SEMIANNUAL REPORT	|	JUNE 30, 2022	23

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Assets:

Investments, at value
Investments in securities*	$503,677	$1,131,110	$527,064	$388,901
Cash	1	0	0	0
Receivable for investments sold	934	934	934	1,063
Interest and/or dividends receivable	5,854	12,708	6,258	5,158
Other assets	190	970	157	109
Total Assets	510,656	1,145,722	534,413	395,231

Liabilities:

Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$42,754	$148,988	$52,835	$30,121
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value**	23,258	68,623	34,249	29,253
Payable for investments purchased	7,568	20,393	706	7,297
Distributions payable to common shareholders	1,408	3,748	1,532	1,231
Distributions payable to auction rate preferred shareholders	42	71	39	17
Accrued management fees	267	550	280	208
Other liabilities	98	163	140	102
Total Liabilities	75,395	242,536	89,781	68,229

Auction Rate Preferred Shares^	166,700	298,275	154,700	120,625

Net Assets Applicable to Common Shareholders	$268,561	$604,911	$289,932	$206,377

Net Assets Applicable to Common Shareholders Consist of:

Par value^^	$0	$1	$0	$0
Paid in capital in excess of par	289,049	664,088	315,485	227,244
Distributable earnings (accumulated loss)	(20,488)	(59,178)	(25,553)	(20,867)

Net Assets Applicable to Common Shareholders	$268,561	$604,911	$289,932	$206,377

Net Asset Value Per Common Share(a)	$10.30	$9.52	$8.70	$10.90

Common Shares Outstanding	26,081	63,519	33,306	18,939

Auction Rate Preferred Shares Issued and Outstanding	7	12	6	5

Cost of investments in securities	$515,343	$1,158,765	$540,895	$398,137

* Includes repurchase agreements of:	$5,434	$12,515	$3,770	$11,049

** Includes unamortized debt issuance cost of	$42	$77	$51	$47

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	($0.00001 par value and $25,000 liquidation preference per share)
^^	($0.00001 per share)
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2022 (Unaudited)

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$405,733	$326,937	$130,760	$186,044	$72,676
0	0	1	1	1
1,063	797	0	0	0
5,043	4,266	1,163	1,877	792
27	30	338	16	22
411,866	332,030	132,262	187,938	73,491

$25,587	$24,154	$16,638	$7,587	$2,216
34,249	27,054	0	20,959	0
1,495	1,216	656	883	361
1,030	852	330	449	204
29	40	5	7	4
224	181	73	109	50
99	102	33	289	26
62,713	53,599	17,735	30,283	2,861

128,675	97,875	41,025	58,000	29,450

$220,478	$180,556	$73,502	$99,655	$41,180

$0	$0	$0	$0	$0
235,225	195,799	83,236	112,778	46,040
(14,747)	(15,243)	(9,734)	(13,123)	(4,860)

$220,478	$180,556	$73,502	$99,655	$41,180

$6.85	8.05	$9.36	$8.90	$7.17

32,202	22,437	7,852	1,1203	5,740

5	4	2	2	1

$409,559	$334,715	$136,825	$190,612	$74,961

$1,023	$3,333	$1,275	$6,547	$798

$51	$46	$0	$41	$0

SEMIANNUAL REPORT	|	JUNE 30, 2022	25

Statements of Operations

Six Months Ended June 30, 2022 (Unaudited)
(Amounts in thousands†)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Investment Income:

Interest	$11,455	$24,977	$12,553	$8,533
Total Income	11,455	24,977	12,553	8,533

Expenses:

Management fees	1,699	3,517	1,789	1,319
Trustee fees and related expenses	36	77	38	28
Interest expense	458	1,392	668	459
Auction agent fees and commissions	86	144	81	59
Auction rate preferred shares related expenses	25	23	24	25
Miscellaneous expense	7	14	7	5
Total Expenses	2,311	5,167	2,607	1,895

Net Investment Income (Loss)	9,144	19,810	9,946	6,638

Net Realized Gain (Loss):

Investments in securities	(8,220)	(20,732)	(11,094)	(11,633)

Net Realized Gain (Loss)	(8,220)	(20,732)	(11,094)	(11,633)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(71,057)	(156,402)	(79,265)	(47,549)

Net Change in Unrealized Appreciation (Depreciation)	(71,057)	(156,402)	(79,265)	(47,549)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(70,133)	$(157,324)	$(80,413)	$(52,544)

Distributions on Auction Rate Preferred Shares from Net Investment Income and/or Net Realized Capital Gains	$(559)	$(999)	$(519)	$(395)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(70,692)	$(158,323)	$(80,932)	$(52,939)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$8,630	$7,312	$2,494	$3,665	$1,636
8,630	7,312	2,494	3,665	1,636

1,428	1,142	467	691	320
31	24	9	14	5
424	390	81	220	49
79	48	19	32	15
24	25	13	25	14
6	4	2	2	1
1,992	1,633	591	984	404

6,638	5,679	1,903	2,681	1,232

(10,341)	(8,345)	(2,740)	(4,328)	(2,220)

(10,341)	(8,345)	(2,740)	(4,328)	(2,220)

(62,458)	(40,219)	(18,763)	(26,397)	(9,337)

(62,458)	(40,219)	(18,763)	(26,397)	(9,337)

$(66,161)	$(42,885)	$(19,600)	$(28,044)	$(10,325)

$(430)	$(339)	$(135)	$(190)	$(97)

$(66,591)	$(43,224)	$(19,735)	$(28,234)	$(10,422)

SEMIANNUAL REPORT	|	JUNE 30, 2022	27

Statements of Changes in Net Assets

	PIMCO Municipal Income Fund		PIMCO Municipal Income Fund II

(Amounts in thousands†)	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$9,144	$18,394	$19,810	$41,674
Net realized gain (loss)	(8,220)	1,621	(20,732)	1,889
Net change in unrealized appreciation (depreciation)	(71,057)	(163)	(156,402)	(2,294)

Net Increase (Decrease) in Net Assets Resulting from Operations	(70,133)	19852	(157,324)	41,269

Distributions on auction rate preferred shares from net investment income and/or realized capital gains	(559)	(172)	(999)	(294)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(70,692)	19,680	(158,323)	40,975

Distributions to Common Shareholders:
From net investment income and/or net realized capital gains	(8,442)	(16,840)	(22,454)	(44,718)

Total Distributions to Common Shareholders(a)	(8,442)	(16,840)	(22,454)	(44,718)

Common Share Transactions*:

Issued as reinvestment of distributions	633	1,202	2,372	4,732

Total increase (decrease) in net assets applicable to common shareholders	(78,501)	4,042	(178,405)	989

Net Assets Applicable to Common Shareholders:

Beginning of period	347,062	343,020	783,316	782,327
End of period	$268,561	$347,062	$604,911	$783,316

*Common Share Transactions:

Shares issued as reinvestment of distributions	53	87	201	339

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Municipal Income Fund III		PIMCO California Municipal Income Fund		PIMCO California Municipal Income Fund II		PIMCO California Municipal Income Fund III

Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

$9,946	$19,606	$6,638	$13,473	$6,638	$12,957	$5,679	$11,577
(11,094)	652	(11,633)	330	(10,341)	168	(8,345)	374
(79,265)	(195)	(47,549)	(2,908)	(62,458)	(1,478)	(40,219)	(3,580)

(80,413)	20,063	(52,544)	10,895	(66,161)	11,647	(42,885)	8,371

(519)	(154)	(395)	(121)	(430)	(127)	(339)	(96)

(80,932)	19,909	(52,939)	10,774	(66,591)	11,520	(43,224)	8,275

(9,187)	(18,331)	(7,382)	(14,739)	(6,182)	(12,353)	(5,114)	(10,215)

(9,187)	(18,331)	(7,382)	(14,739)	(6,182)	(12,353)	(5,114)	(10,215)

530	1,202	377	725	86	407	161	402

(89,589)	2,780	(59,944)	(3,240)	(72,687)	(426)	(48,177)	(1,538)

379,521	376,741	266,321	269,561	293,165	293,591	228,733	230,271
$289,932	$379,521	$206,377	$266,321	$220,478	$293,165	$180,556	$228,733

50	101	24	42	11	44	18	38

SEMIANNUAL REPORT	|	JUNE 30, 2022	29

Statements of Changes in Net Assets	(Cont.)

	PIMCO New York Municipal Income Fund		PIMCO New York Municipal Income Fund II		PIMCO New York Municipal Income Fund III

(Amounts in thousands†)	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,903	$4,198	$2,681	$5,418	$1,232	$2,516
Net realized gain (loss)	(2,740)	(368)	(4,328)	(388)	(2,220)	(13)
Net change in unrealized appreciation (depreciation)	(18,763)	1,041	(26,397)	2,106	(9,337)	267

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,600)	4,871	(28,044)	7,136	(10,325)	2,770

Distributions on auction rate preferred shares from net investment income and/or realized capital gains	(135)	(40)	(190)	(57)	(97)	(29)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(19,735)	4,831	(28,234)	7,079	(10,422)	2,741

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(1,979)	(3,951)	(2,692)	(5,380)	(1,222)	(2,441)

Total Distributions to Common Shareholders(a)	(1,979)	(3,951)	(2,692)	(5,380)	(1,222)	(2,441)

Common Share Transactions*:

Issued as reinvestment of distributions	26	251	0	173	38	72

Total increase (decrease) in net assets applicable to common shareholders	(21,688)	1,131	(30,926)	1,872	(11,606)	372

Net Assets Applicable to Common Shareholders:

Beginning of period	95,190	94,059	130,581	128,709	52,786	52,414
End of period	$73,502	$95,190	$99,655	$130,581	$41,180	$52,786

* Common Share Transactions:

Shares issued as reinvestment of distributions	2	21	0	14	4	8

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Cash Flows

Six Months Ended June 30, 2022 (Unaudited)
(Amounts in thousands†)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(70,133)	$(157,324)	$(80,413)	$(52,544)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(114,304)	(282,403)	(118,237)	(98,712)
Proceeds from sales of long-term securities	127,117	326,792	159,821	133,068
(Purchases) Proceeds from sales of short-term portfolio investments, net	2,277	8,797	(4,401)	(11,691)
(Increase) decrease in receivable for investments sold	(934)	(934)	(934)	(1,063)
(Increase) decrease in interest and/or dividends receivable	71	592	312	37
(Increase) decrease in other assets	(136)	(30)	(94)	2
Increase (decrease) in payable for investments purchased	7,568	20,393	706	7,297
Increase (decrease) in accrued management fees	(75)	(162)	(82)	(57)
Increase (decrease) in other liabilities	(342)	(61)	(429)	(320)
Net Realized (Gain) Loss
Investments in securities	8,220	20,732	11,094	11,633
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	71,057	156,402	79,265	47,549
Net amortization (accretion) on investments	(502)	(161)	(384)	377
Amortization of debt issuance cost	4	1	3	4

Net Cash Provided by (Used for) Operating Activities	29,888	92,634	46,227	35,580

Cash Flows Received from (Used for) Financing Activities:

Cash distributions paid to common shareholders*	(7,806)	(20,070)	(8,655)	(7,003)
Cash distributions paid to auction rate preferred shareholders	(521)	(934)	(483)	(381)
Proceeds from tender option bond transactions	46,930	113,655	55,255	15,035
Payments on tender option bond transactions	(68,496)	(185,303)	(92,353)	(43,238)
Proceeds on Remarketable Variable Rate MuniFund Term Preferred Shares, Net	6	17	9	7

Net Cash Received from (Used for) Financing Activities	(29,887)	(92,635)	(46,227)	(35,580)

Net Increase (Decrease) in Cash and Foreign Currency	1	(1)	0	0

Cash and Foreign Currency:

Beginning of period	0	1	0	0
End of period	$1	$0	$0	$0

* Reinvestment of distributions to common shareholders	$633	$2,372	$530	$377

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$426	$1,243	$616	$429

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	JUNE 30, 2022	31

Statements of Cash Flows (Cont.)

Six Months Ended June 30, 2022 (Unaudited)
(Amounts in thousands†)	PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(66,161)	$(42,885)	$(19,600)	$(28,044)	$(10,325)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(87,725)	(81,963)	(35,292)	(48,329)	(18,790)
Proceeds from sales of long-term securities	102,677	103,511	43,439	57,247	28,884
(Purchases) Proceeds from sales of short-term portfolio investments, net	(520)	(864)	(11)	(2,123)	(673)
(Increase) decrease in receivable for investments sold	(1,063)	(797)	0	0	0
(Increase) decrease in interest and/or dividends receivable	(117)	(77)	161	73	59
(Increase) decrease in other assets	0	(1)	474	(2)	(15)
Increase (decrease) in payable for investments purchased	1,495	1,216	656	883	361
Increase (decrease) in accrued management fees	(66)	(47)	(22)	(31)	(14)
Increase (decrease) in other liabilities	(262)	(240)	(9)	(305)	(63)
Net Realized (Gain) Loss
Investments in securities	10,341	8,345	2,740	4,328	2,220
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	62,458	40,219	18,763	26,397	9,337
Net amortization (accretion) on investments	171	299	260	360	89
Amortization of debt issuance cost	3	4	0	5	0

Net Cash Provided by (Used for) Operating Activities	21,231	26,720	11,559	10,459	11,070

Cash Flows Received from (Used for) Financing Activities:

Cash distributions paid to common shareholders*	(6,096)	(4,953)	(1,953)	(2,692)	(1,183)
Cash distributions paid to auction rate preferred shareholders	(404)	(301)	(131)	(184)	(94)
Proceeds from tender option bond transactions	10,925	12,165	9,375	11,065	6,375
Payments on tender option bond transactions	(25,666)	(33,637)	(18,849)	(18,653)	(16,168)
Proceeds on Remarketable Variable Rate MuniFund Term Preferred Shares, Net	9	6	0	5	0

Net Cash Received from (Used for) Financing Activities	(21,232)	(26,720)	(11,558)	(10,459)	(11,070)

Net Increase (Decrease) in Cash and Foreign Currency	(1)	0	1	0	0

Cash and Foreign Currency:

Beginning of period	1	0	0	1	1
End of period	$0	$0	$1	$1	$1

* Reinvestment of distributions to common shareholders	$86	$161	$26	$0	$38

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$388	$365	$100	$207	$52

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Municipal Income Fund	June 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 187.5%

MUNICIPAL BONDS & NOTES 185.5%

ALABAMA 6.9%

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	$15,000	$15,184
6.500% due 10/01/2053	750	818

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,282	1,157
5.250% due 05/01/2044	1,575	1,411

		18,570

ALASKA 0.0%

Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(b)	900	18

ARIZONA 4.2%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	900	568
5.000% due 01/01/2043	550	354
5.500% due 01/01/2054	1,500	940

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	1,100	1,199

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055	1,100	971

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	3,500	3,364

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,295	2,217
5.000% due 07/01/2049	1,700	1,793

		11,406

ARKANSAS 1.1%

Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (c)	5,500	3,047

CALIFORNIA 9.2%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	10,271

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,196

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	1,150	1,150
6.125% due 06/01/2038	1,000	940

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	2,000	1,874

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	1,000	1,087

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	1,405	1,551

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2048	2,000	1,971

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	1,880	2,099

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	$500	$529

		24,668

COLORADO 6.3%

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	10,000	9,574

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	2,000	1,843

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,015	1,006

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	1,250	1,187

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	615

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	500	421

Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Colorado Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,200	2,178

		16,824

CONNECTICUT 1.8%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2035	2,000	2,226

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,500

		4,726

DELAWARE 2.0%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	4,940	4,499
7.120% due 07/01/2037	870	851

		5,350

DISTRICT OF COLUMBIA 1.1%

District of Columbia Revenue Bonds, Series 2022
5.500% due 02/29/2036	1,625	1,757

Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019
4.000% due 10/01/2049	1,250	1,120

		2,877

FLORIDA 6.9%

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	1,650	1,466

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	983
4.000% due 07/01/2046	1,000	975

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049 (e)	2,500	2,383

Orlando Utilities Commission, Florida Revenue Bonds, Series 2008
0.910% due 10/01/2033	5,500	5,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	$1,000	$979

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	1,500	1,237

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,083

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	1,400	1,404

Tampa, Florida Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,433

		18,443

GEORGIA 5.2%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 ^(b)	1,600	848

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	2,000	1,849

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	2,000	2,070

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	9,102

		13,869

HAWAII 0.5%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018
4.000% due 07/01/2042	1,485	1,479

ILLINOIS 16.5%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,000

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,000	3,133

Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,807

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,470

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	6,942
5.500% due 01/01/2034	2,300	2,375

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,136

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	945	638

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035	1,000	953

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,018

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	9,500	10,249

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (c)	6,500	2,185

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017
0.000% due 12/15/2056 (c)	2,445	454

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (c)	2,000	866

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	2,500	555

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	33

Schedule of Investments	PIMCO Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	$1,000	$532

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (e)	3,500	3,894

		44,207

INDIANA 0.7%

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,250	991

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	973

		1,964

IOWA 2.1%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
5.000% due 12/01/2050	2,530	2,569

Iowa Finance Authority Revenue Bonds, Series 2014
5.400% due 11/15/2046 ^	2,614	2,795

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (c)	2,500	256

		5,620

KANSAS 1.2%

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(b)	715	154

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	3,085	3,030

		3,184

LOUISIANA 5.1%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	3,000	2,909

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	4,000	4,017

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	3,750	3,882

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	750	691

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	1,250	1,387

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	850	797

		13,683

MAINE 0.7%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,031

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	1,000	940

		1,971

MARYLAND 0.2%

Maryland Economic Development Corp. Revenue Bonds, Series 2020
5.000% due 07/01/2056	500	501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 5.0%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	$1,000	$999

Commonwealth of Massachusetts General Obligation Bonds, Series 2019
5.000% due 05/01/2045	3,000	3,279

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	2,300	2,235
5.000% due 01/01/2047	1,000	1,017

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
5.000% due 09/01/2059	3,000	3,123

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (e)	2,500	2,713

		13,366

MICHIGAN 5.5%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	1,405	1,596

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.000% due 04/15/2042	1,000	989

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (e)	3,000	2,975
5.000% due 12/01/2031 (e)	1,200	1,299

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	2,000	1,870
4.000% due 02/15/2050	1,750	1,640

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	13,400	1,227

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2046 (e)	2,328	2,427

Michigan Finance Authority Revenue Notes, Series 2021
5.000% due 06/01/2027 (e)	72	81

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	15,000	691

		14,795

MINNESOTA 0.7%

Duluth Economic Development Authority Health Care Facilities Revenue Bonds, Series 2022
5.250% due 06/15/2047	500	516

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,500	1,461

		1,977

MISSOURI 1.6%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,000	2,813

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	510

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	969

		4,292

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 1.0%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	$2,400	$2,555

NEVADA 1.9%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	4,200	4,146

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	10,500	1,012

		5,158

NEW JERSEY 15.9%

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (f)	2,983	2,922

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,588

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	15,314

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,051

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	1,500	918

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	2,000	2,075
5.250% due 06/15/2043	1,000	1,052

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2037	3,000	3,255

New Jersey Turnpike Authority Revenue Bonds, Series 2019
5.000% due 01/01/2048	1,500	1,620

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	250	257

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,000	1,073
5.000% due 06/01/2046	6,000	6,003
5.250% due 06/01/2046	3,500	3,642

		42,770

NEW YORK 19.5%

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2049	4,000	3,689

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020
5.250% due 11/15/2055	2,000	2,081

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058	2,867	2,007

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 05/01/2045	1,000	974

New York City, General Obligation Bonds, Series 2018
5.000% due 12/01/2037	750	812

New York City, General Obligation Bonds, Series 2019
5.000% due 08/01/2039	1,000	1,093

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045 (e)	4,800	5,095

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	$10,000	$11,236

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	3,470

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	976

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
5.000% due 05/01/2052	2,000	2,075

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	3,000	2,872

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2040	1,250	1,228

New York State Dormitory Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	3,000	2,948

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (f)	1,500	1,434

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019
4.000% due 01/01/2053	460	437

New York State Thruway Authority Revenue Bonds, Series 2017
4.000% due 03/15/2047	2,000	1,945

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2050	575	537

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2043	1,500	1,473

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047 (e)	6,250	5,973

		52,355

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	850	493

OHIO 6.4%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	976

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	36,500	4,699

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	2,250	2,068

Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015
4.250% due 11/01/2040	2,000	2,018

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,104

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,250	1,371

Southern Ohio Port Authority Revenue Notes, Series 2020
6.500% due 12/01/2030	1,000	913

		17,149

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OKLAHOMA 0.2%

Oklahoma Development Finance Authority Revenue Bonds, Series 2021
8.000% due 12/01/2041	$750	$608

OREGON 0.4%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	500	484

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (a)(c)	2,310	673

		1,157

PENNSYLVANIA 7.4%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.400% due 12/01/2038 ^(b)	1,150	645

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,500	1,720

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	1,750	1,676

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	1,100	1,159

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	4,250	4,537

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2046	1,250	1,343
5.000% due 12/01/2051	1,750	1,874

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	936

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,000
5.625% due 07/01/2042	1,000	1,000

		19,890

PUERTO RICO 7.2%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	28,000	1,503

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (c)	4,121	2,055
1.000% due 11/01/2051	2,129	918

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,240	698
4.000% due 07/01/2033	417	383
4.000% due 07/01/2035	375	337
4.000% due 07/01/2037	322	286
4.000% due 07/01/2041	437	380
5.750% due 07/01/2031	440	481

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	214	197
5.625% due 07/01/2027	460	490

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(b)	1,295	716

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	7,255	1,960
0.000% due 07/01/2051 (c)	13,350	2,671
4.750% due 07/01/2053	6,485	6,247

		19,322

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 0.8%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	$1,205	$1,222
5.000% due 06/01/2050	1,000	1,011

		2,233

SOUTH CAROLINA 2.3%

South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,074
5.500% due 12/01/2053	1,100	1,119

		6,193

TENNESSEE 4.4%

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	1,000	788

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2059	700	642

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,294
5.250% due 09/01/2024	5,000	5,206

		11,930

TEXAS 16.1%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	590	474
12.000% due 12/01/2045	1,000	903

Austin, Texas Airport System Revenue Bonds, Series 2022
5.000% due 11/15/2042	1,075	1,151

Austin, Texas Electric Utility Revenue Bonds, Series 2019
5.000% due 11/15/2044	1,500	1,627

Board of Regents of the University of Texas System Revenue Bonds, Series 2022
4.000% due 08/15/2052	2,500	2,496

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	668
0.000% due 08/15/2037 (c)	3,500	1,772

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,020

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	5,719

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	300	298
4.000% due 08/15/2035 (e)	800	793
4.000% due 08/15/2036 (e)	600	595
4.000% due 08/15/2037 (e)	900	892
4.000% due 08/15/2040 (e)	900	891

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021
5.500% due 01/01/2057	825	705

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,477
5.000% due 01/01/2048	1,250	1,313

Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
5.000% due 02/15/2052 (a)	4,000	4,407

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	35

Schedule of Investments	PIMCO Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	$1,000	$1,101

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (e)	6,400	6,177

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	520

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	3,500	3,621

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	4,290	4,590

		43,210

U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	2,420	2,445

UTAH 3.0%

Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	7,458

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043	550	544

		8,002

VIRGINIA 5.0%

Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2003
0.820% due 12/01/2033	2,600	2,600

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	964

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	3,850	3,881

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	$23,000	$1,213
5.500% due 07/01/2044	1,000	980
5.500% due 07/01/2049	500	486

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	3,400	3,199

		13,323

WASHINGTON 0.7%

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
4.000% due 07/01/2058	2,155	1,918

WEST VIRGINIA 1.3%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,017

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040	2,500	2,519

		3,536

WISCONSIN 6.4%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	2,706

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	1,845
7.000% due 07/01/2048	750	621

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	7,500	510

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 03/31/2056	1,100	865
4.000% due 07/01/2056	500	423

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (c)	$10,000	$2,584

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,445

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	2,000	1,979

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2044	3,000	3,181

		17,159

Total Municipal Bonds & Notes (Cost $509,909)		498,243

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS (g) 2.0%
		5,434

Total Short-Term Instruments (Cost $5,434)		5,434

Total Investments in Securities (Cost $515,343)		503,677

Total Investments 187.5% (Cost $515,343)		$503,677

Auction Rate Preferred Shares (62.1)%		(166,700)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (8.6)%		(23,258)

Other Assets and Liabilities, net (16.8)%		(45,158)

Net Assets Applicable to Common Shareholders 100.0%		$268,561

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)   RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$ 3,428	$2,922	1.09%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/18/2021	1,703	1,434	0.53

				$ 5,131	$4,356	1.62%

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2022	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.400%	06/30/2022	07/01/2022	$5,434	U.S. Treasury Notes 3.000% due 06/30/2024	$(5,543)	$5,434	$5,434

Total Repurchase Agreements						$(5,543)	$5,434	$5,434

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$5,434	$0	$0	$5,434	$(5,543)	$(109)

Total Borrowings and Other Financing Transactions	$5,434	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$18,570	$0	$18,570
Alaska	0	18	0	18
Arizona	0	11,406	0	11,406
Arkansas	0	3,047	0	3,047
California	0	24,668	0	24,668
Colorado	0	16,824	0	16,824
Connecticut	0	4,726	0	4,726
Delaware	0	5,350	0	5,350
District of Columbia	0	2,877	0	2,877
Florida	0	18,443	0	18,443
Georgia	0	13,869	0	13,869
Hawaii	0	1,479	0	1,479
Illinois	0	44,207	0	44,207
Indiana	0	1,964	0	1,964
Iowa	0	5,620	0	5,620
Kansas	0	3,184	0	3,184
Louisiana	0	13,683	0	13,683
Maine	0	1,971	0	1,971
Maryland	0	501	0	501
Massachusetts	0	13,366	0	13,366
Michigan	0	14,795	0	14,795
Minnesota	0	1,977	0	1,977
Missouri	0	4,292	0	4,292

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Nebraska	$0	$2,555	$0	$2,555
Nevada	0	5,158	0	5,158
New Jersey	0	42,770	0	42,770
New York	0	52,355	0	52,355
North Dakota	0	493	0	493
Ohio	0	17,149	0	17,149
Oklahoma	0	608	0	608
Oregon	0	1,157	0	1,157
Pennsylvania	0	19,890	0	19,890
Puerto Rico	0	19,322	0	19,322
Rhode Island	0	2,233	0	2,233
South Carolina	0	6,193	0	6,193
Tennessee	0	11,930	0	11,930
Texas	0	43,210	0	43,210
U.S. Virgin Islands	0	2,445	0	2,445
Utah	0	8,002	0	8,002
Virginia	0	13,323	0	13,323
Washington	0	1,918	0	1,918
West Virginia	0	3,536	0	3,536
Wisconsin	0	17,159	0	17,159
Short-Term Instruments
Repurchase Agreements	0	5,434	0	5,434

Total Investments	$0	$503,677	$0	$503,677

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	37

Schedule of Investments	PIMCO Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 187.0%

MUNICIPAL BONDS & NOTES 184.9%

ALABAMA 7.2%

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	$18,500	$18,727
6.500% due 10/01/2053	18,000	19,636

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	2,564	2,313
5.250% due 05/01/2044	3,300	2,957

		43,633

ARIZONA 10.1%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2033	740	512
4.750% due 01/01/2038	950	609
5.125% due 01/01/2054	1,500	962
5.500% due 01/01/2054	1,500	941

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	2,500	2,725

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055	2,400	2,118

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	7,700	7,401

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	5,210	5,033
5.000% due 07/01/2049	3,000	3,164

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	13,432
5.000% due 12/01/2037	22,400	24,083

		60,980

CALIFORNIA 6.7%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,137

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,131

California Health Facilities Financing Authority Revenue Bonds, Series 2011
0.740% due 03/01/2047	1,000	1,000

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	12,500	13,349

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	4,000	3,748

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	4,000	4,348

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2048	4,500	4,435

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,164

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	1,250	1,323

West Valley-Mission Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047 (a)	3,000	2,917

		40,552

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLORADO 3.5%

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	$2,555	$2,446

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	4,000	3,687

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	3,250	3,222

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	3,500	3,323

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	1,758

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	1,000	842

Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Colorado Revenue Bonds, Series 2019
4.000% due 01/01/2040	5,300	5,248

Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022
4.750% due 12/01/2051	775	609

		21,135

CONNECTICUT 1.3%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2036	3,500	3,521

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2045	4,450	4,195

		7,716

DELAWARE 1.0%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	5,360	4,882
7.120% due 07/01/2037	945	924

		5,806

DISTRICT OF COLUMBIA 0.8%

District of Columbia Revenue Bonds, Series 2022
5.500% due 02/28/2037	1,850	1,990

Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019
4.000% due 10/01/2049	3,500	3,134

		5,124

FLORIDA 6.2%

Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2043	2,865	3,053

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	7,000	6,726

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	3,700	3,287

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	4,839
4.000% due 10/01/2049 (e)	5,000	4,767

Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022
5.000% due 11/01/2052 (a)	2,850	2,882

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	$2,500	$2,447

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	3,500	2,887

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,590	1,722

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (e)	3,000	3,143

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	1,600	1,604

		37,357

GEORGIA 6.1%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,022

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 ^(b)	3,750	1,987

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (e)	7,000	7,312

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	3,500	3,623

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	19,920

		36,864

ILLINOIS 19.1%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	8,000	8,001

Chicago O’Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020
4.000% due 01/01/2040	6,765	6,707

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2044	4,500	4,319

Chicago Park District, Illinois General Obligation Bonds, Series 2020
4.000% due 01/01/2038	1,435	1,359

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,320
5.500% due 01/01/2042	1,250	1,286

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	14,608
5.500% due 01/01/2034	5,200	5,370

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,136

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	2,155	1,454

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035	2,000	1,906

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,065

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,195
5.000% due 05/01/2041	1,500	1,543

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	12,590	13,335
5.000% due 11/01/2027	6,140	6,624

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (e)	12,500	13,133

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (c)	10,000	3,361

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017
0.000% due 12/15/2056 (c)	$5,540	$1,028

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (c)	6,000	2,598

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	5,000	1,110

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 12/15/2036 (c)	1,750	906
0.000% due 06/15/2037 (c)	1,000	503

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (e)	8,000	8,901

Village of Channahon, Illinois Revenue Bonds, Series 2009
0.900% due 12/01/2034	2,000	2,000

		115,768

INDIANA 0.5%

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	2,500	1,982

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	973

		2,955

IOWA 1.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
5.000% due 12/01/2050	5,715	5,803

Iowa Finance Authority Revenue Bonds, Series 2014
5.400% due 11/15/2046 ^	708	757

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (c)	7,500	769

		7,329

KANSAS 0.9%

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	5,500	5,403

		5,403

LOUISIANA 4.2%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	7,000	6,788

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	7,000	7,030

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2046	5,000	5,159

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	1,500	1,382

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 10/01/2040	2,800	3,106

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	1,900	1,781

		25,246

MAINE 0.8%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	2,715	2,799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2045	$2,000	$1,922

		4,721

MARYLAND 2.5%

Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (e)	8,000	8,020

Maryland Economic Development Corp. Revenue Bonds, Series 2020
5.000% due 07/01/2056	1,405	1,408

Maryland Stadium Authority Revenue Bonds, Series 2016
5.000% due 05/01/2041	5,000	5,512

		14,940

MASSACHUSETTS 4.6%

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	5,500	5,910

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037 ^(b)	535	214

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	5,200	5,054
5.000% due 01/01/2047	2,500	2,543

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
5.000% due 09/01/2059	6,000	6,245

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (e)	7,500	8,139

		28,105

MICHIGAN 5.5%

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.000% due 04/15/2042	2,000	1,979

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (e)	7,000	6,701
5.000% due 12/01/2031 (e)	2,600	2,815

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	4,000	3,739
4.000% due 02/15/2050	3,500	3,280

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	30,430	2,787
4.800% due 09/01/2040	185	160
5.000% due 09/01/2050	300	250

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2046 (e)	4,947	5,157

Michigan Finance Authority Revenue Notes, Series 2020
4.300% due 09/01/2030	115	106

Michigan Finance Authority Revenue Notes, Series 2021
5.000% due 06/01/2027 (e)	153	171

Michigan State University Revenue Bonds, Series 2019
4.000% due 02/15/2044	5,000	4,894

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	25,000	1,152

		33,191

MINNESOTA 0.9%

Duluth Economic Development Authority Health Care Facilities Revenue Bonds, Series 2022
5.250% due 06/15/2047	2,000	2,063

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	$3,500	$3,410

		5,473

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	40

MISSOURI 1.9%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	10,207

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039	600	598
5.000% due 02/15/2035	500	532

		11,337

NEVADA 1.9%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	9,500	9,379

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	24,000	2,312

		11,691

NEW JERSEY 12.5%

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (f)	6,749	6,610

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,176

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2009
0.680% due 07/01/2043	19,070	19,070

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,102

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	2,500	1,530

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,500	1,576

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	3,500	3,631
5.250% due 06/15/2043	4,000	4,209

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2037	6,000	6,509

New Jersey Turnpike Authority Revenue Bonds, Series 2019
5.000% due 01/01/2048	1,500	1,620

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	1,010	1,041

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	12,300	12,306
5.250% due 06/01/2046	8,200	8,533

		75,913

NEW YORK 15.8%

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2049	7,000	6,456

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	39

Schedule of Investments	PIMCO Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042	$10,000	$9,146

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058	751	526

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 05/01/2045	2,000	1,948

New York City Water & Sewer System, New York Revenue Bonds, Series 2012
0.900% due 06/15/2046	10,000	10,000

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
4.000% due 06/15/2050	3,000	2,923

New York City, General Obligation Bonds, Series 2018
5.000% due 12/01/2037	2,250	2,436

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	6,505	7,309

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,250	4,149

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
5.000% due 05/01/2052	5,000	5,189

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	8,000	7,658

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2040	2,500	2,457

New York State Dormitory Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	7,730	7,596

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (f)	3,500	3,345

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019
4.000% due 01/01/2053	1,040	987

New York State Thruway Authority Revenue Bonds, Series 2017
4.000% due 03/15/2047	5,375	5,228

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2050	1,305	1,219

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047 (e)	14,250	13,618

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056	3,300	3,517

		95,707

NORTH CAROLINA 0.5%

North Carolina Turnpike Authority Revenue Bonds, Series 2018
4.000% due 01/01/2039	3,000	3,016

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	1,950	1,131

OHIO 8.9%

Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2020
4.000% due 11/15/2038	1,500	1,449

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	79,500	10,235

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	$22,580	$21,299

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	5,500	5,056

Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds, Series 2015
4.250% due 11/01/2040	3,000	3,028

Ohio State Revenue Bonds, Series 2019
4.000% due 01/01/2040	1,500	1,493

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	6,000	6,125

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020
5.000% due 12/01/2050	2,500	2,741

Southern Ohio Port Authority Revenue Notes, Series 2020
6.500% due 12/01/2030	2,600	2,373

		53,799

OKLAHOMA 1.1%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	2,000	1,869

Oklahoma Development Finance Authority Revenue Bonds, Series 2021
8.000% due 12/01/2041	1,750	1,418

Oklahoma Water Resources Board Revenue Bonds, Series 2020
4.000% due 10/01/2049	3,250	3,233

		6,520

OREGON 0.5%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2050	1,500	1,405

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (a)(c)	5,195	1,513

		2,918

PENNSYLVANIA 7.2%

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022
4.000% due 02/15/2042	4,060	3,869

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.400% due 12/01/2038 ^(b)	2,500	1,403

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	3,400	3,900

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 02/15/2043	4,800	4,693

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	2,500	2,634

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	10,385

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2046	1,000	1,075
5.000% due 12/01/2051	6,000	6,424

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	936

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	$1,000	$1,000
5.625% due 07/01/2042	7,000	7,000

		43,319

PUERTO RICO 7.3%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	63,000	3,383

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	9,222	4,599
0.000% due 11/01/2051	4,763	2,054

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	2,770	1,560
4.000% due 07/01/2033	931	856
4.000% due 07/01/2035	837	752
4.000% due 07/01/2037	719	638
4.000% due 07/01/2041	977	848
5.750% due 07/01/2031	982	1,075

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	479	439
5.625% due 07/01/2027	1,028	1,095

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(b)	2,950	1,630

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.000% due 07/01/2046 ^(b)	3,000	1,657

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	37,560	10,148
4.750% due 07/01/2053	9,735	9,378

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	4,470	4,281

		44,393

RHODE ISLAND 3.1%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	18,450	18,658

SOUTH CAROLINA 1.7%

South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	10,171

TENNESSEE 2.3%

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	2,000	1,577

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,000	1,883

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2059	1,550	1,422

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,040
5.000% due 02/01/2027	6,000	6,352

		14,274

TEXAS 19.6%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	1,345	1,080
12.000% due 12/01/2045	2,250	2,033

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

JUNE 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Austin, Texas Airport System Revenue Bonds, Series 2022
5.000% due 11/15/2042	$2,425	$2,595

Board of Regents of the University of Texas System Revenue Bonds, Series 2022
4.000% due 08/15/2052	6,500	6,489

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,600	2,498

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	2,500	1,337
0.000% due 08/15/2037 (c)	8,000	4,050

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,750	1,785

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	21,838

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (e)	7,500	8,003

Lower Colorado River Authority, Texas Revenue Bonds, Series 2019
4.000% due 05/15/2049	2,500	2,294

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,030	773

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	700	695
4.000% due 08/15/2035 (e)	1,400	1,388
4.000% due 08/15/2036 (e)	1,330	1,319
4.000% due 08/15/2037 (e)	1,620	1,606
4.000% due 08/15/2040 (e)	1,800	1,782

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021
5.500% due 01/01/2057	4,300	3,675

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	3,535
5.000% due 01/01/2048	3,500	3,676

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,049

Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
5.000% due 02/15/2052 (a)	6,000	6,610

San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
4.000% due 09/15/2042 (e)	10,000	9,718

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	1,010	1,112

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (e)	13,600	13,127

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	1,000	1,041

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	12,800	13,694

		118,802

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	$5,460	$5,517

UTAH 0.5%

Military Installation Development Authority, Utah Revenue Bonds, Series 2021
4.000% due 06/01/2052	2,000	1,517

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043	1,650	1,631

		3,148

VIRGINIA 5.7%

Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2003
0.820% due 12/01/2033	1,875	1,875

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	964

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
6.000% due 06/01/2043	1,182	1,225

University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (e)	10,000	10,031

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	8,200	8,266

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	51,000	2,691
5.500% due 07/01/2044	2,000	1,960
5.500% due 07/01/2049	500	486

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	7,800	7,338

		34,836

WASHINGTON 0.8%

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	2,000	1,989

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
4.000% due 07/01/2058	2,960	2,635

		4,624

WEST VIRGINIA 2.0%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	2,000	2,034

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040	7,110	7,164

West Virginia State General Obligation Bonds, Series 2019
5.000% due 12/01/2041	2,500	2,734

		11,932

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 7.4%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	$4,500	$4,871

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	2,460
7.000% due 07/01/2048	1,000	828

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	15,000	1,020

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,700	1,372
4.000% due 03/31/2056	900	708
4.000% due 07/01/2056	1,100	931
4.500% due 06/01/2056	1,000	749

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
5.000% due 10/01/2052	7,500	7,969

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (c)	21,000	5,426

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	15,585	15,249

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	3,000	2,968

		44,551

Total Municipal Bonds & Notes (Cost $1,146,250)		1,118,595

SHORT-TERM INSTRUMENTS 2.1%

REPURCHASE AGREEMENTS (g) 2.1%
		12,515

Total Short-Term Instruments (Cost $12,515)		12,515

Total Investments in Securities (Cost $1,158,765)		1,131,110

Total Investments 187.0% (Cost $1,158,765)		$1,131,110

Auction Rate Preferred Shares (49.3)%		(298,275)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (11.4)%		(68,623)

Other Assets and Liabilities, net (26.3)%		(159,301)

Net Assets Applicable to Common Shareholders 100.0%		$604,911

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	41

Schedule of Investments	PIMCO Municipal Income Fund II	(Cont.)

(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$7,756	$6,610	1.09%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/18/2021	3,974	3,345	0.56

				$11,730	$9,955	1.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.400%	06/30/2022	07/01/2022	$12,515	U.S. Treasury Notes 3.000% due 06/30/2024	$(12,765)	$12,515	$12,515

Total Repurchase Agreements						$(12,765)	$12,515	$12,515

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$12,515	$0	$0	$12,515	$(12,765)	$(250)

Total Borrowings and Other Financing Transactions	$12,515	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$43,633	$0	$43,633
Arizona	0	60,980	0	60,980
California	0	40,552	0	40,552
Colorado	0	21,135	0	21,135
Connecticut	0	7,716	0	7,716
Delaware	0	5,806	0	5,806
District of Columbia	0	5,124	0	5,124
Florida	0	37,357	0	37,357
Georgia	0	36,864	0	36,864
Illinois	0	115,768	0	115,768
Indiana	0	2,955	0	2,955
Iowa	0	7,329	0	7,329
Kansas	0	5,403	0	5,403
Louisiana	0	25,246	0	25,246

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Maine	$0	$4,721	$0	$4,721
Maryland	0	14,940	0	14,940
Massachusetts	0	28,105	0	28,105
Michigan	0	33,191	0	33,191
Minnesota	0	5,473	0	5,473
Mississippi	0	40	0	40
Missouri	0	11,337	0	11,337
Nevada	0	11,691	0	11,691
New Jersey	0	75,913	0	75,913
New York	0	95,707	0	95,707
North Carolina	0	3,016	0	3,016
North Dakota	0	1,131	0	1,131
Ohio	0	53,799	0	53,799
Oklahoma	0	6,520	0	6,520
Oregon	0	2,918	0	2,918
Pennsylvania	0	43,319	0	43,319

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2022	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Puerto Rico	$0	$44,393	$0	$44,393
Rhode Island	0	18,658	0	18,658
South Carolina	0	10,171	0	10,171
Tennessee	0	14,274	0	14,274
Texas	0	118,802	0	118,802
U.S. Virgin Islands	0	5,517	0	5,517
Utah	0	3,148	0	3,148
Virginia	0	34,836	0	34,836

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Washington	$0	$4,624	$0	$4,624
West Virginia	0	11,932	0	11,932
Wisconsin	0	44,551	0	44,551
Short-Term Instruments
Repurchase Agreements	0	12,515	0	12,515

Total Investments	$0	$1,131,110	$0	$1,131,110

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	43

Schedule of Investments	PIMCO Municipal Income Fund III

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 181.8%

MUNICIPAL BONDS & NOTES 180.5%

ALABAMA 10.3%

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	$19,000	$19,233
6.500% due 10/01/2053	7,500	8,182

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,111	1,002
5.250% due 05/01/2044	1,625	1,456

		29,873

ARIZONA 8.4%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2031	675	493
4.500% due 01/01/2032	710	505
4.500% due 01/01/2049	750	473

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	1,200	1,308

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055	1,200	1,059

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	3,800	3,652

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,495	2,410
5.000% due 07/01/2049	1,770	1,867

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	12,472

		24,239

CALIFORNIA 9.3%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	12,000	12,325

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,088

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	2,000	1,874

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	3,000	3,261

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2048	2,000	1,971

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	2,473

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	750	794

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,250	2,288

		27,074

COLORADO 3.7%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	2,000	1,843

Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2020
4.000% due 11/15/2050	2,500	2,464

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	$1,250	$1,239

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	1,250	1,187

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	615

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	550	463

Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Colorado Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,500	2,476

Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022
4.750% due 12/01/2051	500	393

		10,680

CONNECTICUT 1.8%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2037	2,000	2,217

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2045	3,300	3,111

		5,328

DELAWARE 4.2%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	11,120	10,128
7.120% due 07/01/2037	1,965	1,921

		12,049

DISTRICT OF COLUMBIA 1.6%

District of Columbia General Obligation Bonds, Series 2019
5.000% due 10/15/2044	650	709

District of Columbia Revenue Bonds, Series 2022
5.500% due 08/31/2036	1,800	1,946

District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019
5.000% due 10/01/2044	500	549

Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019
4.000% due 10/01/2049	1,750	1,567

		4,771

FLORIDA 10.0%

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010
8.589% due 10/01/2039 (f)	5,000	5,012

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	1,800	1,599

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 04/01/2053	4,000	3,574

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	983

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049 (e)	2,500	2,384

North Miami Beach, Florida Water Revenue Bonds, Series 2020
5.000% due 08/01/2044	3,000	3,321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	$1,500	$1,468

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	1,750	1,443

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,083

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (e)	3,750	3,524

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	3,500	3,509

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2049 (c)	2,600	685
0.000% due 09/01/2053 (c)	2,600	540

		29,125

GEORGIA 5.6%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 ^(b)	1,750	927

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (e)	3,000	3,134

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	2,000	2,070

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	10,115

		16,246

ILLINOIS 18.0%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	4,000	4,000

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	2,800	2,924
5.000% due 01/01/2053	1,000	1,036

Chicago Park District, Illinois General Obligation Bonds, Series 2020
4.000% due 01/01/2036	1,300	1,249

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	413
5.500% due 01/01/2042	1,000	1,029

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,459
5.500% due 01/01/2034	2,665	2,752

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	3,000	3,223

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	1,869

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	1,030	695

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035	1,010	963

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,018
5.000% due 05/01/2041	1,500	1,543

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,150	1,218
5.000% due 11/01/2027	7,000	7,552

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (c)	6,500	2,185

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017
0.000% due 12/15/2056 (c)	2,685	498

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (c)	$2,000	$866

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	2,500	555

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (e)	3,900	4,339

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2029	3,500	3,879

		52,265

INDIANA 1.2%

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,250	991

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	2,500	2,433

		3,424

IOWA 1.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
5.000% due 12/01/2050	2,755	2,798

Iowa Finance Authority Revenue Bonds, Series 2014
5.400% due 11/15/2046 ^	372	397

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (c)	2,500	256

		3,451

KANSAS 0.7%

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	2,000	1,965

		1,965

LOUISIANA 4.9%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	3,100	3,006

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	4,000	4,017

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	4,000	4,142

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	750	691

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	1,350	1,498

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	950	890

		14,244

MAINE 0.9%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,547

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	1,000	940

		2,487

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MARYLAND 1.4%

Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (e)	$3,600	$3,609

Maryland Economic Development Corp. Revenue Bonds, Series 2020
5.000% due 07/01/2056	500	501

		4,110

MASSACHUSETTS 4.6%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	999

Commonwealth of Massachusetts General Obligation Bonds, Series 2019
5.000% due 05/01/2046	3,000	3,274

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	1,500	1,612

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037 ^(b)	275	110

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	2,500	2,430
5.000% due 01/01/2047	1,000	1,017

Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	525	525

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (e)	3,000	3,255

		13,222

MICHIGAN 5.7%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (e)	3,000	2,975
4.000% due 12/01/2040 (e)	500	479
5.000% due 12/01/2031 (e)	1,200	1,299

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	14,605	1,337

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2046 (e)	2,425	2,528

Michigan Finance Authority Revenue Notes, Series 2021
5.000% due 06/01/2027 (e)	75	84

Michigan State University Revenue Bonds, Series 2019
4.000% due 02/15/2044	2,500	2,447

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	12,500	576

Michigan Trunk Line State Revenue Bonds, Series 2021
4.000% due 11/15/2044	5,000	4,917

		16,642

MINNESOTA 0.6%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,750	1,705

MISSOURI 0.2%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
5.000% due 02/15/2036	425	454

Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	135	81

		535

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 2.0%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	$5,500	$5,855

NEVADA 1.9%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	4,545	4,487

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	11,000	1,060

		5,547

NEW JERSEY 10.7%

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (g)	3,256	3,189

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,176

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	4,326	4,374

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,051

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	3,200	1,959

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021
4.000% due 06/15/2036	1,500	1,495

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	900	927

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,200	1,288
5.000% due 06/01/2046	7,000	7,003
5.250% due 06/01/2046	3,500	3,642

		31,104

NEW YORK 13.4%

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2049	2,120	1,955

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042	5,500	5,031

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058	785	549

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 05/01/2041	1,110	1,101

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
4.000% due 06/15/2050	4,000	3,898

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	1,966

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	976

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
5.000% due 05/01/2052	2,000	2,075

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	1,000	957

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	45

Schedule of Investments	PIMCO Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2040	$1,250	$1,228

New York State Dormitory Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	3,000	2,948

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (g)	1,500	1,434

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019
4.000% due 01/01/2053	500	475

New York State Thruway Authority Revenue Bonds, Series 2017
4.000% due 03/15/2047	2,000	1,945

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,500	5,281
4.000% due 01/01/2050	620	579

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 10/01/2049 (e)	6,750	6,451

		38,849

NORTH CAROLINA 0.9%

University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	2,500	2,472

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	940	545

OHIO 9.5%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	976

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	39,500	5,085

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	10,310	9,725

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	2,250	2,068

Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015
4.250% due 11/01/2040	2,000	2,019

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,104

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,250	1,371

Southern Ohio Port Authority Revenue Notes, Series 2020
6.500% due 12/01/2030	1,400	1,278

		27,626

OKLAHOMA 1.3%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	1,600	1,496

Oklahoma Development Finance Authority Revenue Bonds, Series 2021
8.000% due 12/01/2041	1,000	810

Oklahoma Water Resources Board Revenue Bonds, Series 2020
4.000% due 10/01/2049	1,500	1,492

		3,798

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 0.4%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	$500	$484

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (a)(c)	2,495	726

		1,210

PENNSYLVANIA 5.3%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.400% due 12/01/2038 ^(b)	1,350	758

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,650	1,893

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	1,825	1,748

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	1,350	1,422

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	5,000	5,192

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	936

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2019
5.000% due 11/01/2054	3,100	3,344

		15,293

PUERTO RICO 7.5%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	31,000	1,663

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (c)	4,383	2,186
1.000% due 11/01/2051	2,305	994

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,315	741
4.000% due 07/01/2033	442	406
4.000% due 07/01/2035	397	357
4.000% due 07/01/2037	341	302
4.000% due 07/01/2041	463	402
5.750% due 07/01/2031	466	510

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	227	208
5.625% due 07/01/2027	487	519

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(b)	1,425	787

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.000% due 07/01/2046 ^(b)	2,000	1,105

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	7,624	2,060
0.000% due 07/01/2051 (c)	13,350	2,671
4.750% due 07/01/2053	6,992	6,736

		21,647

SOUTH CAROLINA 2.4%

South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,074
5.500% due 12/01/2053	1,750	1,780

		6,854

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 0.8%

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	$1,000	$789

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019
4.000% due 07/01/2049	1,000	941

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2059	750	688

		2,418

TEXAS 13.4%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	650	522
12.000% due 12/01/2045	1,100	994

Austin, Texas Electric Utility Revenue Bonds, Series 2019
5.000% due 11/15/2044	1,585	1,719

Bexar County Texas Hospital District, General Obligation Bonds, Series 2018
4.000% due 02/15/2043	2,500	2,492

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	1,250	1,201

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	668
0.000% due 08/15/2037 (c)	4,000	2,025

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,020

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,500	4,680

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (e)	4,000	4,269

Houston, Texas Combined Utility System Revenue Bonds, Series 2019
4.000% due 11/15/2044	1,500	1,476

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	300	298
4.000% due 08/15/2035 (e)	800	793
4.000% due 08/15/2036 (e)	600	595
4.000% due 08/15/2037 (e)	900	892
4.000% due 08/15/2040 (e)	900	891

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021
5.500% due 01/01/2057	2,400	2,051

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,477
5.000% due 01/01/2048	1,250	1,313

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	520

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	161

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,345	6,788

University of North Texas System Revenue Bonds, Series 2018
4.000% due 04/15/2050	2,200	2,133

		38,978

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	$2,635	$2,662

UTAH 0.2%

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043	550	544

VIRGINIA 5.9%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	964

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
6.000% due 06/01/2043	577	597

University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (e)	5,000	5,016

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (e)	4,000	4,032

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	25,000	1,319
5.500% due 07/01/2044	1,000	980
5.500% due 07/01/2049	500	486

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	3,800	3,575

		16,969

WASHINGTON 2.4%

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
4.000% due 01/01/2046	4,000	3,949

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	$1,000	$994

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
4.000% due 07/01/2058	1,345	1,197

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	825	712

		6,852

WEST VIRGINIA 0.7%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,017

West Virginia State General Obligation Bonds, Series 2019
5.000% due 12/01/2041	1,000	1,094

		2,111

WISCONSIN 6.4%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	2,706

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,500	1,537
7.000% due 07/01/2048	750	621

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	7,500	510

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,260	1,017
4.000% due 07/01/2056	650	550

University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	3,500	3,586

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (c)	$9,410	$2,431

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	1,500	1,467

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	2,000	1,979

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2044	2,000	2,121

		18,525

Total Municipal Bonds & Notes (Cost $537,125)		523,294

SHORT-TERM INSTRUMENTS 1.3%

REPURCHASE AGREEMENTS (h) 1.3%
		3,770

Total Short-Term Instruments (Cost $3,770)		3,770

Total Investments in Securities (Cost $540,895)		527,064

Total Investments 181.8% (Cost $540,895)		$527,064

Auction Rate Preferred Shares (53.4)%		(154,700)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (11.8)%		(34,249)

Other Assets and Liabilities, net (16.6)%		(48,183)

Net Assets Applicable to Common Shareholders 100.0%		$289,932

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2022.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$3,742	$3,189	1.10%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/18/2021	1,703	1,434	0.49

				$5,445	$4,623	1.59%

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	47

Schedule of Investments	PIMCO Municipal Income Fund III	(Cont.)	June 30, 2022	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.400%	06/30/2022	07/01/2022	$3,770	U.S. Treasury Notes 3.000% due 06/30/2024	$(3,845)	$3,770	$3,770

Total Repurchase Agreements						$(3,845)	$3,770	$3,770

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$3,770	$0	$0	$3,770	$(3,845)	$(75)

Total Borrowings and Other Financing Transactions	$3,770	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$29,873	$0	$29,873
Arizona	0	24,239	0	24,239
California	0	27,074	0	27,074
Colorado	0	10,680	0	10,680
Connecticut	0	5,328	0	5,328
Delaware	0	12,049	0	12,049
District of Columbia	0	4,771	0	4,771
Florida	0	29,125	0	29,125
Georgia	0	16,246	0	16,246
Illinois	0	52,265	0	52,265
Indiana	0	3,424	0	3,424
Iowa	0	3,451	0	3,451
Kansas	0	1,965	0	1,965
Louisiana	0	14,244	0	14,244
Maine	0	2,487	0	2,487
Maryland	0	4,110	0	4,110
Massachusetts	0	13,222	0	13,222
Michigan	0	16,642	0	16,642
Minnesota	0	1,705	0	1,705
Missouri	0	535	0	535
Nebraska	0	5,855	0	5,855
Nevada	0	5,547	0	5,547

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
New Jersey	$0	$31,104	$0	$31,104
New York	0	38,849	0	38,849
North Carolina	0	2,472	0	2,472
North Dakota	0	545	0	545
Ohio	0	27,626	0	27,626
Oklahoma	0	3,798	0	3,798
Oregon	0	1,210	0	1,210
Pennsylvania	0	15,293	0	15,293
Puerto Rico	0	21,647	0	21,647
South Carolina	0	6,854	0	6,854
Tennessee	0	2,418	0	2,418
Texas	0	38,978	0	38,978
U.S. Virgin Islands	0	2,662	0	2,662
Utah	0	544	0	544
Virginia	0	16,969	0	16,969
Washington	0	6,852	0	6,852
West Virginia	0	2,111	0	2,111
Wisconsin	0	18,525	0	18,525
Short-Term Instruments
Repurchase Agreements	0	3,770	0	3,770

Total Investments	$0	$527,064	$0	$527,064

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Municipal Income Fund	June 30, 2022 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 188.4%

MUNICIPAL BONDS & NOTES 183.0%

ARIZONA 0.4%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	$850	$926

CALIFORNIA 160.0%

Bay Area Toll Authority, California Revenue Bonds, Series 2017
5.000% due 04/01/2056	1,750	1,963

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,925	3,590
5.000% due 08/01/2049	1,000	922

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	1,000	886

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,290	2,290
6.125% due 06/01/2038	1,000	940

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (c)	7,000	968

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	4,700	768

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	800	847

California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,212
5.000% due 10/01/2048	1,000	1,057

California Enterprise Development Authority Revenue Bonds, Series 2020
5.000% due 08/01/2050	700	705

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	1,195	1,181

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	7,300	7,331

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	1,675	1,736

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,347

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	5,000	5,340
5.000% due 08/15/2055	6,000	6,237

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,400	1,393

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	3,500	3,280
4.000% due 06/01/2050	3,250	2,999

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 08/15/2048	2,500	2,444

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,196

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	5,250	370
4.000% due 07/01/2050	350	336
4.000% due 11/01/2050	860	781

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	$500	$517
5.000% due 06/01/2043	1,370	1,476
5.000% due 06/01/2048	1,370	1,468

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	765	665
4.000% due 02/01/2051	1,650	1,491

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,350	1,467

California Public Finance Authority Revenue Bonds, Series 2022
0.520% due 07/15/2062	2,500	2,500

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,229

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	2,750	2,720

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	1,275	1,344

California State General Obligation Bonds, Series 2021
5.000% due 09/01/2041	1,500	1,691

California State General Obligation Bonds, Series 2022
4.000% due 04/01/2049	2,250	2,216

California State General Obligation Notes, Series 2020
5.000% due 11/01/2028	2,500	2,865

California State General Obligation Notes, Series 2021
5.000% due 10/01/2029	2,700	3,131

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	8,000	8,343

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	968
4.000% due 07/01/2043	350	337
4.000% due 07/01/2047	1,750	1,683

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021
4.000% due 11/01/2051	800	767

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	1,400	1,417

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	211
5.000% due 12/01/2046	5,700	5,624

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	961
4.000% due 12/01/2057	2,000	1,841
5.000% due 03/01/2048	1,700	1,762
5.500% due 12/01/2058	1,775	1,787

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,880	2,925

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (e)	5,500	5,315

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (c)	1,395	784
0.000% due 08/01/2042 (c)	1,500	614

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	2,500	1,808
4.000% due 08/01/2047	600	460

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	750	585

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 09/01/2056	1,000	719
3.000% due 02/01/2057	500	361
3.100% due 07/01/2045	1,000	761
4.000% due 08/01/2056	250	205
4.000% due 10/01/2056	600	457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (d)	$2,000	$1,048

El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034 (f)	13,625	13,664

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	860	768

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	2,000	2,279

Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	2,000	1,924

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,400	3,341

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	2,000	1,953

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	6,000	6,364

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (e)	6,000	6,459

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,093
5.500% due 11/15/2030	415	458

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2045	500	488

Los Angeles California Department of Water & Power Water System Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,100

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (e)	3,500	3,493

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,500	2,738

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021
4.000% due 06/01/2037	1,750	1,762

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,500	1,446

Los Angeles Department of Airports, California Revenue Bonds, Series 2021
5.000% due 05/15/2048	2,500	2,720

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	5,000	5,000

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	2,000	2,066

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,000	1,083

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2021
5.000% due 07/01/2041	1,500	1,674

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	15,345	18,970

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	3,000	2,974

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	1,265	1,401
5.000% due 08/01/2044	1,700	1,872

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	49

Schedule of Investments	PIMCO California Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	$5,300	$5,180

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021
5.000% due 11/01/2038	2,000	2,260

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (c)	1,750	1,290

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,300	2,339

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019
5.000% due 02/15/2041	1,000	1,101

Orange County, California Water District Certificates of Participation Bonds, Series 2003
0.700% due 08/01/2042	2,000	2,000

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,750	1,684

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (e)	4,530	4,370

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,000	2,048

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,064

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	4,250	4,263

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	3,250	3,548

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (e)	2,800	3,010
5.000% due 10/01/2047 (e)	1,700	1,812

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,000	1,096

Sacramento Municipal Utility District, California Revenue Bonds, Series 2019
5.000% due 08/15/2039	1,000	1,104

Sacramento Transportation Authority Sales Tax, California Revenue Bonds, Series 2009
0.620% due 10/01/2038	1,900	1,900

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2046	1,200	1,063

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	750	719
5.000% due 07/01/2051	2,215	2,322

San Diego Public Facilities Financing Authority Revenue Bonds, Series 2022
5.000% due 05/15/2047	1,000	1,116

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2045	2,750	2,666

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (e)	5,500	5,486

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2044	2,560	2,546

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,625	2,740

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2039	2,000	2,151
5.000% due 05/01/2049	2,000	2,109
5.000% due 05/01/2050	1,900	2,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Certificates of Participation Bonds, Series 2015
4.000% due 09/01/2033	$2,000	$2,017

San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (e)	2,200	2,173
5.000% due 03/01/2041 (e)	3,300	3,541

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,000	1,045

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	1,000	985

San Jose, California General Obligation Bonds, Series 2019
5.000% due 09/01/2041	1,500	1,659

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (c)	3,000	1,960

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045	4,000	4,385

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,540	1,498

Santa Monica Community College District General Obligation Bonds, Series 2022
4.000% due 08/01/2045	1,190	1,164

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (c)	1,000	454

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	15,900	2,297
4.000% due 06/01/2049	200	201

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	4,000	550

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2047	5,000	5,296

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	2,500	2,698

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,250	2,992

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,560

West Valley-Mission Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047 (a)	2,000	1,945

		330,142

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,730	2,370
7.120% due 10/01/2038	480	467

		2,837

ILLINOIS 6.2%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,000	2,058

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,400	3,522

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,500	2,686

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,500	1,538

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	1,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	$1,000	$1,079

		12,823

LOUISIANA 0.3%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	650	609

MICHIGAN 0.4%

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	10,535	965

NEW YORK 2.6%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,200	1,226

Southwestern Community College District, California Revenue Bonds, Series 2021
4.000% due 08/01/2046	4,300	4,148

		5,374

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	650	377

PENNSYLVANIA 0.6%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,170	1,342

PUERTO RICO 8.8%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	20,400	1,100

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (c)	3,137	1,565
0.000% due 11/01/2051 (c)	1,242	536

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	940	529
4.000% due 07/01/2033	316	290
4.000% due 07/01/2035	284	255
4.000% due 07/01/2037	244	217
4.000% due 07/01/2041	332	288
5.750% due 07/01/2031	334	365

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	163	149
5.625% due 07/01/2027	349	372

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2024 ^(b)	1,500	829
5.000% due 07/01/2030 ^(b)	1,000	552

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	22,775	6,154
4.750% due 07/01/2053	5,085	4,898

		18,099

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	460	369
12.000% due 12/01/2045	800	723

		1,092

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2022 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	$1,860	$1,879

VIRGINIA 0.7%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	17,000	897
5.500% due 07/01/2044	500	490

		1,387

Total Municipal Bonds & Notes (Cost $387,088)		377,852

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.4%

REPURCHASE AGREEMENTS (g) 5.4%
$11,049

Total Short-Term Instruments (Cost $11,049)	11,049

Total Investments in Securities (Cost $398,137)	388,901

Total Investments 188.4% (Cost $398,137)	$388,901

Auction Rate Preferred Shares (58.4)%	(120,625)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (14.2)%	(29,253)

Other Assets and Liabilities, net (15.8)%	(32,646)

Net Assets Applicable to Common Shareholders 100.0%	$206,377

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001	5.250%	01/01/2034	08/02/2001	$13,625	$13,664	6.62%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.400%	06/30/2022	07/01/2022	$11,049	U.S. Treasury Notes 3.000% due 06/30/2024	$(11,270)	$11,049	$11,049

Total Repurchase Agreements						$(11,270)	$11,049	$11,049

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$11,049	$0	$0	$11,049	$(11,270)	$(221)

Total Borrowings and Other Financing Transactions	$11,049	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	51

Schedule of Investments	PIMCO California Municipal Income Fund	(Cont.)	June 30, 2022 (Unaudited)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$926	$0	$926
California	0	330,142	0	330,142
Delaware	0	2,837	0	2,837
Illinois	0	12,823	0	12,823
Louisiana	0	609	0	609
Michigan	0	965	0	965
New York	0	5,374	0	5,374
North Dakota	0	377	0	377

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Pennsylvania	$0	$1,342	$0	$1,342
Puerto Rico	0	18,099	0	18,099
Texas	0	1,092	0	1,092
U.S. Virgin Islands	0	1,879	0	1,879
Virginia	0	1,387	0	1,387
Short-Term Instruments
Repurchase Agreements	0	11,049	0	11,049

Total Investments	$0	$388,901	$0	$388,901

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Municipal Income Fund II	June 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 184.0%

MUNICIPAL BONDS & NOTES 183.5%

ARIZONA 0.5%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	$940	$1,025

CALIFORNIA 159.3%

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,196

Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	2,931
5.000% due 04/01/2056	2,000	2,243

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	4,400	4,025
5.000% due 08/01/2049	1,000	922

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	1,000	886

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	1,120	1,120

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (b)	9,000	1,244

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (b)	5,100	834

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	835	884

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,381
5.000% due 10/01/2048	1,320	1,395

California Enterprise Development Authority Revenue Bonds, Series 2020
5.000% due 08/01/2050	750	755

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	1,285	1,270

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,003
5.000% due 08/15/2051	5,555	5,579

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,182

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2047	1,500	1,407
5.000% due 11/15/2046	1,000	1,069
5.000% due 08/15/2055	6,275	6,523

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,500	1,493

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	3,750	3,514
4.000% due 06/01/2050	3,500	3,230

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 08/15/2048	2,700	2,640

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,196

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	6,250	441
4.000% due 07/01/2050	350	336
4.000% due 11/01/2055	915	826

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 01/01/2042	$1,750	$1,797

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	1,033
5.000% due 06/01/2043	1,465	1,578

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	840	730
4.000% due 02/01/2051	850	768

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,650	1,793

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,229

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	3,250	3,215

California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	4,512
5.000% due 10/01/2047	2,000	2,108

California State General Obligation Bonds, Series 2020
4.000% due 03/01/2040	3,350	3,363
4.000% due 03/01/2046	1,000	992

California State General Obligation Notes, Series 2020
5.000% due 11/01/2028	2,105	2,412

California State General Obligation Notes, Series 2021
5.000% due 10/01/2029	3,000	3,479

California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,541

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	5,000	5,214

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2043	1,350	1,301

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021
4.000% due 11/01/2051	900	863

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	1,500	1,518

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	211
5.000% due 06/01/2046	2,000	2,020
5.000% due 12/01/2046	2,000	1,973
5.250% due 12/01/2056	2,000	2,010

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	961
4.000% due 12/01/2053	230	214
4.000% due 12/01/2057	2,000	1,841
5.000% due 03/01/2048	2,800	2,903
5.500% due 12/01/2058	7,200	7,250

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	1,920	1,950

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (b)	1,000	533
0.000% due 08/01/2040 (b)	1,400	637
0.000% due 08/01/2043 (b)	1,750	681
0.000% due 08/01/2044 (b)	1,405	520

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	1,000	723
4.000% due 08/01/2047	600	459

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	750	585

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 09/01/2056	1,000	719
3.000% due 12/01/2056	1,500	1,083

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/01/2057	$500	$361
3.100% due 07/01/2045	1,000	761
4.000% due 08/01/2056	250	205
4.000% due 10/01/2056	550	419

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (c)	2,200	1,152

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	920	821

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,426

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,709
5.000% due 06/01/2034	4,500	5,128

Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	3,000	2,886

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,500	3,439

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	2,650	2,588

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	3,000	3,182

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	460	508
5.500% due 11/15/2037	7,500	8,381

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2045	550	536

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (d)	3,600	3,593

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,500	2,401

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,700	2,957

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021
4.000% due 06/01/2037	2,000	2,014

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	2,000	1,928

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2048	2,575	2,538

Los Angeles Department of Airports, California Revenue Bonds, Series 2021
5.000% due 05/15/2048	2,500	2,720

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,100

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018
5.000% due 07/01/2043	2,000	2,165

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2021
5.000% due 07/01/2041	3,900	4,352

Los Angeles, California Wastewater System Revenue Bonds, Series 2017
5.000% due 06/01/2039	1,000	1,084

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	20,329
7.000% due 11/01/2034	1,000	1,245

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	53

Schedule of Investments	PIMCO California Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	$1,500	$1,661
5.000% due 08/01/2044	1,850	2,037

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	4,400	4,301

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021
5.000% due 11/01/2038	2,200	2,487

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (b)	1,900	1,401

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,500	2,542

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019
5.000% due 02/15/2041	3,000	3,302

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	2,000	1,924

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (d)	4,000	3,859

Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (b)	11,000	5,293
0.000% due 08/01/2046 (b)	16,000	5,440

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,064

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	3,500	3,511

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	3,540	3,865

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,800	3,010
5.000% due 10/01/2047 (d)	1,700	1,812

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,200	1,315

Sacramento Transportation Authority Sales Tax, California Revenue Bonds, Series 2015
0.730% due 10/01/2038	600	600

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	1,000	959
5.000% due 07/01/2051	2,360	2,474

San Diego Public Facilities Financing Authority Revenue Bonds, Series 2022
5.000% due 05/15/2047	1,000	1,116

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,612
4.000% due 08/01/2045	1,250	1,212

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2047	1,000	1,074

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2044	2,780	2,764

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,750	2,871

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2050	3,500	3,689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Certificates of Participation Bonds, Series 2015
4.000% due 09/01/2033	$1,530	$1,543

San Francisco, California City & County Certificates of Participation Bonds, Series 2019
4.000% due 04/01/2038	3,000	3,014

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
4.000% due 10/01/2043 (d)	10,000	9,912

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,750	1,829

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	1,000	985

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	911
5.000% due 10/01/2033	1,125	1,205

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (b)	12,000	7,839

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045 (d)	11,900	13,047

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,655	1,610

Santa Ana Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	1,750	1,671

Santa Monica Community College District General Obligation Bonds, Series 2022
4.000% due 08/01/2045	1,270	1,242

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (b)	1,000	454

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (b)	19,480	2,814
4.000% due 06/01/2049	405	406

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	5,000	676

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	2,000	2,158

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,000	2,761

Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2046	800	782

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	3,000	3,072

		351,298

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,935	2,548
7.120% due 10/01/2038	525	511

		3,059

ILLINOIS 7.2%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,350	2,418

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	6,035	6,251

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	$2,000	$2,149

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,500	1,539

Illinois State General Obligation Bonds, Series 2018
5.000% due 05/01/2035	1,000	1,041

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	1,500	1,455

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,079

		15,932

LOUISIANA 0.3%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	725	679

MICHIGAN 0.5%

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	11,360	1,040

NEW YORK 3.3%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,250	1,277

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,250	1,404

Southwestern Community College District, California Revenue Bonds, Series 2021
4.000% due 08/01/2046	4,850	4,679

		7,360

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	720	418

PENNSYLVANIA 1.0%

Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2050	1,000	736

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,275	1,462

		2,198

PUERTO RICO 7.7%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	24,300	1,292

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (b)	3,447	1,719
0.000% due 11/01/2051 (b)	1,315	567

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,055	594
4.000% due 07/01/2033	355	326
4.000% due 07/01/2035	319	287
4.000% due 07/01/2037	274	243
4.000% due 07/01/2041	372	323
5.750% due 07/01/2031	374	410

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	183	167
5.625% due 07/01/2027	392	417

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2022 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2024 ^(a)	$1,570	$867
5.000% due 07/01/2030 ^(a)	1,100	608

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	14,685	3,968
4.750% due 07/01/2053	5,425	5,226

		17,014

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	500	401
12.000% due 12/01/2045	850	768

		1,169

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	$2,005	$2,026

VIRGINIA 0.7%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	19,000	1,002
5.500% due 07/01/2044	500	490

		1,492

Total Municipal Bonds & Notes (Cost $408,536)		404,710

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (e) 0.5%
$1,023

Total Short-Term Instruments (Cost $1,023)	1,023

Total Investments in Securities (Cost $409,559)	405,733

Total Investments 184.0% (Cost $409,559)	$405,733

Auction Rate Preferred Shares (58.4)%	(128,675)

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (15.5)%	(34,249)

Other Assets and Liabilities, net (10.1)%	(22,331)

Net Assets Applicable to Common Shareholders 100.0%	$220,478

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.400%	06/30/2022	07/01/2022	$1,023	U.S. Treasury Notes 3.000% due 06/30/2024	$(1,044)	$1,023	$1,023

Total Repurchase Agreements						$(1,044)	$1,023	$1,023

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,023	$0	$0	$1,023	$(1,044)	$(21)

Total Borrowings and Other Financing Transactions	$1,023	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	55

Schedule of Investments	PIMCO California Municipal Income Fund II	(Cont.)	June 30, 2022	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$1,025	$0	$1,025
California	0	351,298	0	351,298
Delaware	0	3,059	0	3,059
Illinois	0	15,932	0	15,932
Louisiana	0	679	0	679
Michigan	0	1,040	0	1,040
New York	0	7,360	0	7,360
North Dakota	0	418	0	418

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Pennsylvania	$0	$2,198	$0	$2,198
Puerto Rico	0	17,014	0	17,014
Texas	0	1,169	0	1,169
U.S. Virgin Islands	0	2,026	0	2,026
Virginia	0	1,492	0	1,492
Short-Term Instruments
Repurchase Agreements	0	1,023	0	1,023

Total Investments	$0	$405,733	$0	$405,733

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Municipal Income Fund III	June 30, 2022 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 181.1%

MUNICIPAL BONDS & NOTES 179.3%

ARIZONA 0.4%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	$730	$796

CALIFORNIA 156.4%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	8,000	8,218

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,700	3,384
5.000% due 08/01/2049	1,000	922

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	1,000	886

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	3,935	3,987
6.000% due 06/01/2042	7,000	7,093

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (b)	4,000	553

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (b)	4,000	654

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	700	741

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,000	1,062

California Enterprise Development Authority Revenue Bonds, Series 2020
5.000% due 08/01/2050	600	604

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	1,020	1,008

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	5,205	5,227

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,109

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2047	750	704
5.000% due 11/15/2046 (d)	5,000	5,340
5.000% due 08/15/2055	5,000	5,197

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,220	1,214

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	2,750	2,577
4.000% due 06/01/2050	3,250	2,999

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 08/15/2048	2,300	2,249

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,196

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	5,000	353
4.000% due 11/01/2045	850	788
4.000% due 07/01/2050	300	288

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 06/01/2043	1,165	1,255
5.000% due 06/01/2048	1,100	1,179

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	$655	$569
4.000% due 02/01/2051	1,500	1,356

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,250	1,358

California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,115	1,140

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	5,000	5,164

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	1,500	1,484

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	2,000	2,108

California State General Obligation Bonds, Series 2021
5.000% due 09/01/2041	1,500	1,691

California State General Obligation Bonds, Series 2022
4.000% due 04/01/2049	1,750	1,724

California State General Obligation Notes, Series 2019
5.000% due 04/01/2027	1,615	1,811

California State General Obligation Notes, Series 2021
5.000% due 10/01/2029	2,000	2,319

California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,541

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	6,750	7,039

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	240

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021
4.000% due 11/01/2051	750	719

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	3,600	3,643

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	188
5.000% due 06/01/2046	1,000	1,010
5.000% due 12/01/2046	3,100	3,059

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,405
4.000% due 07/01/2048	850	817
4.000% due 12/01/2057	2,000	1,840
5.000% due 03/01/2048	1,505	1,560

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (d)	4,500	4,349

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2038 (b)	1,300	657
0.000% due 08/01/2039 (b)	1,600	767
0.000% due 08/01/2041 (b)	1,935	835
0.000% due 08/01/2046 (b)	1,500	501

Chino Valley Unified School District, California General Obligation Notes, Series 2022
0.000% due 08/01/2030 (b)	1,135	854

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	1,500	1,085
4.000% due 08/01/2047	600	459

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	750	585

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 09/01/2056	1,000	719
3.000% due 12/01/2056	800	578
3.000% due 02/01/2057	500	361
3.100% due 07/01/2045	1,000	761
4.000% due 08/01/2056	500	411
4.000% due 10/01/2056	750	572

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (c)	$1,800	$943

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	720	643

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,426

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,709

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,150	1,130

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	2,000	1,953

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	5,000	5,303

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (d)	4,000	4,306

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	360	397

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2045	450	439

Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	305	306

Los Angeles California Department of Water & Power Water System Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,000	2,000

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (d)	2,900	2,894

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,000	1,921

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,200	2,409

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021
4.000% due 06/01/2037	1,500	1,510

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,185	1,142

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	2,115	2,115

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	1,000	1,033

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,500	1,625

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2021
5.000% due 07/01/2041	3,175	3,543

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	9,825	12,146
7.000% due 11/01/2034	2,285	2,845

Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,019

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	57

Schedule of Investments	PIMCO California Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	$2,545	$2,523

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2044	1,450	1,597

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	7,300	7,135

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021
5.000% due 11/01/2038	1,790	2,023

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (b)	1,485	1,095

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,000	2,034

Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 09/01/2036	800	854

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019
5.000% due 02/15/2041	1,000	1,101

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,250	1,203

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (d)	3,000	2,894

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	5,000	5,119

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,064

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	2,000	2,006

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	1,500	1,638

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,200	2,365
5.000% due 10/01/2047 (d)	1,500	1,599

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,000	1,096

Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2037	3,000	3,100

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,325	1,369

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	550	528
5.000% due 07/01/2051	1,925	2,018

San Diego Public Facilities Financing Authority Revenue Bonds, Series 2022
5.000% due 05/15/2047	1,000	1,116

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (d)	4,500	4,489

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2044	2,160	2,148

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,125	2,218

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2050	$4,100	$4,321

San Francisco, California City & County Certificates of Participation Bonds, Series 2015
4.000% due 09/01/2033	1,500	1,512

San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2028	1,505	1,507

San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (d)	1,800	1,778
5.000% due 03/01/2041 (d)	2,700	2,897

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,250	1,306

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	1,000	985

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	885	947

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (b)	2,530	1,653

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045	2,000	2,193

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,290	1,255

Santa Ana Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	1,250	1,193

Santa Monica Community College District General Obligation Bonds, Series 2022
4.000% due 08/01/2045	1,040	1,017

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (b)	1,000	454

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (b)	20,000	2,889
4.000% due 06/01/2049	200	201

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	3,995	550

Town of Hillsborough, California Certificates of Participation Bonds, Series 2006
0.750% due 06/01/2035	2,800	2,800

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2042	2,500	2,674

University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	1,050	1,039

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	1,500	1,619

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	2,250	2,071

Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2046	775	757

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,560

		282,333

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,380	2,066
7.120% due 10/01/2038	420	409

		2,475

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 6.7%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	$3,000	$3,096

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	2,700	2,797
5.500% due 01/01/2033	2,500	2,584

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,400	1,436

Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	1,000	1,034

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,079

		12,026

LOUISIANA 0.1%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	230	216

MICHIGAN 0.5%

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	9,020	826

NEW YORK 2.6%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,050	1,072

Southwestern Community College District, California Revenue Bonds, Series 2021
4.000% due 08/01/2046	3,850	3,714

		4,786

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	570	331

PENNSYLVANIA 0.6%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,005	1,153

PUERTO RICO 7.8%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	18,000	968

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (b)	2,729	1,361
0.000% due 11/01/2051 (b)	1,169	504

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	820	462
4.000% due 07/01/2033	275	253
4.000% due 07/01/2035	247	222
4.000% due 07/01/2037	212	188
4.000% due 07/01/2041	289	251
5.750% due 07/01/2031	290	318

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	142	130
5.625% due 07/01/2027	304	324

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2003
5.000% due 07/01/2035 ^(a)	1,790	989

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(a)	860	475

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2022 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	$4,795	$1,295
0.000% due 07/01/2051 (b)	10,680	2,137
4.750% due 07/01/2053	4,280	4,123

		14,000

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	390	313
12.000% due 12/01/2045	650	587

		900

U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	1,615	1,632

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.7%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	$15,000	$791
5.500% due 07/01/2044	500	490

		1,281

WISCONSIN 0.5%

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2060 (b)	5,500	849

Total Municipal Bonds & Notes (Cost $331,382)		323,604

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS (e) 1.8%
$3,333

Total Short-Term Instruments (Cost $3,333)	3,333

Total Investments in Securities (Cost $334,715)	326,937

Total Investments 181.1% (Cost $334,715)	$326,937

Auction Rate Preferred Shares (54.2)%	(97,875)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (15.0)%	(27,054)

Other Assets and Liabilities, net (11.9)%	(21,452)

Net Assets Applicable to Common Shareholders 100.0%	$180,556

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.400%	06/30/2022	07/01/2022	$3,333	U.S. Treasury Notes 3.000% due 06/30/2024	$(3,400)	$3,333	$3,333

Total Repurchase Agreements						$(3,400)	$3,333	$3,333

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$3,333	$0	$0	$3,333	$(3,400)	$(67)

Total Borrowings and Other Financing Transactions	$3,333	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	59

Schedule of Investments	PIMCO California Municipal Income Fund III	(Cont.)	June 30, 2022 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$796	$0	$796
California	0	282,333	0	282,333
Delaware	0	2,475	0	2,475
Illinois	0	12,026	0	12,026
Louisiana	0	216	0	216
Michigan	0	826	0	826
New York	0	4,786	0	4,786
North Dakota	0	331	0	331

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Pennsylvania	$0	$1,153	$0	$1,153
Puerto Rico	0	14,000	0	14,000
Texas	0	900	0	900
U.S. Virgin Islands	0	1,632	0	1,632
Virginia	0	1,281	0	1,281
Wisconsin	0	849	0	849
Short-Term Instruments
Repurchase Agreements	0	3,333	0	3,333

Total Investments	$0	$326,937	$0	$326,937

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO New York Municipal Income Fund	June 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 177.9%

MUNICIPAL BONDS & NOTES 176.2%

ARIZONA 0.5%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	$300	$327

CALIFORNIA 2.2%

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	1,500	1,602

		1,602

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	980	851
7.120% due 10/01/2038	175	170

		1,021

ILLINOIS 4.1%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	885	911

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	1,000	1,074

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,000	1,059

		3,044

LOUISIANA 0.3%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	250	234

MICHIGAN 0.5%

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	3,630	333

NEW YORK 155.0%

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	600	546

Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2050	750	690

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (d)	1,000	1,150

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	1,225	1,222

Dutchess County Local Development Corp Revenue Bonds, Series 2022
4.000% due 07/01/2049	765	721

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,000	895

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	500	454

Long Island Power Authority, New York Revenue Bonds, Series 2020
4.000% due 09/01/2039	500	498

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	2,000	2,022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	$1,000	$1,021

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031 (d)	6,500	6,844

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2035	1,000	954
4.000% due 11/15/2042	1,000	915

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2046	825	716

Nassau County, New York General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 04/01/2036	2,000	2,183

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058	1,092	764

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,230	1,148

New York City Industrial Development Agency, New York Revenue Bonds, Series 2020
4.000% due 03/01/2045	1,800	1,652

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
5.250% due 07/15/2036	1,000	1,104

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 05/01/2044	2,500	2,443
5.000% due 11/01/2043	1,030	1,112

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021
4.000% due 02/01/2049	3,000	2,899

New York City Water & Sewer System, New York Revenue Bonds, Series 2003
0.880% due 06/15/2035	4,750	4,750

New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049 (d)	9,000	9,682
5.000% due 06/15/2049	2,000	2,159

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
5.000% due 06/15/2050	1,000	1,088

New York City, General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,066

New York City, General Obligation Bonds, Series 2018
5.000% due 04/01/2043	1,500	1,595

New York City, General Obligation Bonds, Series 2019
5.000% due 08/01/2039	1,000	1,093

New York City, New York General Obligation Bonds, Series 2010
0.900% due 03/01/2039	855	855

New York City, New York General Obligation Bonds, Series 2016
0.840% due 08/01/2044	1,000	1,000

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045 (d)	2,700	2,866

New York City, New York Water & Sewer System Revenue Bonds, Series 2007
0.900% due 06/15/2036	1,000	1,000

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (c)	20,000	3,926
0.000% due 06/01/2055 (c)	7,000	461

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	4,410	4,955

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,900	1,855

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	1,500	1,426

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022
4.000% due 07/01/2051	$1,200	$1,155

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
5.000% due 05/01/2052	750	778

New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	1,000	1,022

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	1,000	957
5.000% due 12/01/2031	500	526

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 03/15/2043	1,000	979
5.000% due 03/15/2037	3,000	3,253

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	2,000	2,137

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	3,000	2,798

New York State Dormitory Authority Revenue Bonds, Series 2021
4.000% due 03/15/2042	1,000	980

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049 (a)	345	319
5.000% due 07/15/2050 (a)	345	348

New York State Environmental Facilities Corp. Revenue Bonds, Series 2022
4.000% due 06/15/2047	1,750	1,718

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (e)	2,000	1,912

New York State Housing Finance Agency Revenue Bonds, Series 2010
0.890% due 05/01/2044	2,000	2,000

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2041	500	542

New York State Urban Development Corp. Revenue Bonds, Series 2020
5.000% due 03/15/2047	1,500	1,619

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047 (d)	1,000	956

New York Transportation Development Corp. Revenue Bonds, Series 2022
4.000% due 12/01/2042	1,670	1,524

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,300	1,205
5.000% due 12/01/2040	350	379

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056	4,500	4,796

Port Authority of New York & New Jersey Revenue Bonds, Series 2020
4.000% due 07/15/2060	350	315

Schenectady County Capital Resource Corp. Union College Project Revenue Bonds Series 2022
5.000% due 07/01/2032	340	386

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	350	303

The Genesee County Funding Corporation Tax-Exempt Revenue Bonds, Series 2022
5.250% due 12/01/2052	1,000	1,034

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,000	967

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	61

Schedule of Investments	PIMCO New York Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	$840	$916
5.000% due 11/15/2043	500	543

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	1,000	1,090

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,200	1,292

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,065

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	383

		113,927

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	230	133

PENNSYLVANIA 0.7%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	425	488

PUERTO RICO 8.1%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	7,700	410

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,121	559
0.000% due 11/01/2051	511	221

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	$341	$192
4.000% due 07/01/2033	113	104
4.000% due 07/01/2035	102	91
4.000% due 07/01/2037	87	78
4.000% due 07/01/2041	119	103
5.750% due 07/01/2031	119	131

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	58	53
5.625% due 07/01/2027	125	133

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2003
5.000% due 07/01/2042 ^(b)	1,000	552

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(b)	355	196

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	1,845	498
4.750% due 07/01/2053	2,760	2,659

		5,980

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	160	129
12.000% due 12/01/2045	275	248

		377

U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	665	672

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 1.1%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	$6,000	$317
5.500% due 07/01/2044	500	490

		807

WISCONSIN 0.7%

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2060 (c)	3,500	540

Total Municipal Bonds & Notes (Cost $135,550)		129,485

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS (f) 1.7%
		1,275

Total Short-Term Instruments (Cost $1,275)		1,275

Total Investments in Securities (Cost $136,825)		130,760

Total Investments 177.9% (Cost $136,825)		$130,760

Auction Rate Preferred Shares (55.8)%		(41,025)

Other Assets and Liabilities, net (22.1)%		(16,233)

Net Assets Applicable to Common Shareholders 100.0%		$73,502

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$ 2,271	$1,912	2.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.400%	06/30/2022	07/01/2022	$1,275	U.S. Treasury Notes 3.000% due 06/30/2024	$(1,301)	$1,275	$1,275

Total Repurchase Agreements						$(1,301)	$1,275	$1,275

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2022	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,275	$0	$0	$1,275	$(1,301)	$(26)

Total Borrowings and Other Financing Transactions	$1,275	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$327	$0	$327
California	0	1,602	0	1,602
Delaware	0	1,021	0	1,021
Illinois	0	3,044	0	3,044
Louisiana	0	234	0	234
Michigan	0	333	0	333
New York	0	113,927	0	113,927
North Dakota	0	133	0	133
Pennsylvania	0	488	0	488

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Puerto Rico	$0	$5,980	$0	$5,980
Texas	0	377	0	377
U.S. Virgin Islands	0	672	0	672
Virginia	0	807	0	807
Wisconsin	0	540	0	540
Short-Term Instruments
Repurchase Agreements	0	1,275	0	1,275

Total Investments	$0	$130,760	$0	$130,760

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	63

Schedule of Investments	PIMCO New York Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 186.7%

MUNICIPAL BONDS & NOTES 180.1%

ARIZONA 0.4%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	$400	$436

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	1,330	1,154
7.120% due 10/01/2038	235	229

		1,383

ILLINOIS 3.2%

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,149

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,000	1,059

		3,208

LOUISIANA 0.3%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	300	281

MICHIGAN 0.5%

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	4,985	457

NEW YORK 163.5%

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	800	729

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (d)	2,000	2,300

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	1,800	1,796

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000	3,082

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,200	2,932

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,000	895

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	700	635

Long Island Power Authority, New York Revenue Bonds, Series 2014
5.000% due 09/01/2044	3,500	3,627

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2046	3,000	2,783

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
0.900% due 11/01/2035	2,000	2,000

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,500	1,532

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,200	1,236

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2035	$3,500	$3,338

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	1,807

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 12/01/2041	1,400	1,276

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2046	1,140	989

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999
0.620% due 01/01/2034	4,175	4,175

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058	1,638	1,147

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	3,733

New York City Housing Development Corp. Revenue Bonds, Series 2013
5.250% due 07/01/2031	1,250	1,294

New York City Industrial Development Agency, New York Revenue Bonds, Series 2020
4.000% due 03/01/2045	2,400	2,202

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2016
4.000% due 07/15/2040	1,000	974

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
5.250% due 07/15/2036	2,000	2,208

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 02/01/2044	2,000	1,955

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.000% due 08/01/2041	685	679

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 05/01/2044	1,500	1,466

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 05/01/2047	1,550	1,503

New York City Water & Sewer System, New York Revenue Bonds, Series 2018
5.000% due 06/15/2040	2,300	2,484

New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049 (d)	3,000	3,227
5.000% due 06/15/2049	2,645	2,856

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
5.000% due 06/15/2050	1,500	1,632

New York City, General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,066

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	221
5.000% due 11/15/2045	1,000	1,037

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (c)	30,000	5,889
0.000% due 06/01/2055 (c)	9,000	592

New York County, New York Tobacco Trust Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,035
5.000% due 06/01/2041	1,000	1,030

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	7,250	8,146

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,000	3,905

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	$2,135	$2,030

New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022
4.000% due 07/01/2051	1,500	1,443

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
5.000% due 05/01/2052	1,000	1,038

New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	7,490	8,972

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	1,500	1,436
5.000% due 12/01/2030	1,000	1,057
5.000% due 12/01/2033	800	834

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2037	2,750	2,525
4.000% due 03/15/2043	2,000	1,958
5.000% due 03/15/2044	2,625	2,811

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	1,000	1,069
5.000% due 07/01/2042	1,000	1,089
5.000% due 03/15/2047	2,000	2,119

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2040	1,500	1,474
4.000% due 07/01/2050	3,500	3,251

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049 (a)	465	430
5.000% due 07/15/2050 (a)	465	469

New York State Environmental Facilities Corp. Revenue Bonds, Series 2022
4.000% due 06/15/2047	2,250	2,209

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (e)	2,600	2,485

New York State Thruway Authority Revenue Bonds, Series 2016
5.250% due 01/01/2056	1,480	1,567

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	997

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2050	1,775	1,658

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2041	2,500	2,708

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2049	2,000	1,923

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047 (d)	1,250	1,195

New York Transportation Development Corp. Revenue Bonds, Series 2022
4.000% due 12/01/2042	2,290	2,090

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	515
5.250% due 05/15/2040	500	513

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2040	1,450	1,569
5.000% due 12/01/2043	1,000	1,076

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056	2,700	2,877

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 11/15/2057	5,400	5,836

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

JUNE 30, 2022	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Port Authority of New York & New Jersey Revenue Bonds, Series 2020
4.000% due 07/15/2060	$400	$360

Schenectady County Capital Resource Corp. Union College Project Revenue Bonds Series 2022
5.000% due 07/01/2032	470	534

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	475	411

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	2,800	2,706

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	1,000	1,091
5.000% due 11/15/2043	750	815

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,800	1,938

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,118
5.000% due 06/01/2041	500	516

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	766

Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000	1,021

		162,912

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	320	186

PENNSYLVANIA 0.6%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	560	642

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 7.7%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	$10,200	$547

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,517	756
0.000% due 11/01/2051	679	293

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	460	259
4.000% due 07/01/2033	153	140
4.000% due 07/01/2035	137	123
4.000% due 07/01/2037	118	105
4.000% due 07/01/2041	160	139
5.750% due 07/01/2031	161	176

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	79	72
5.625% due 07/01/2027	169	180

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(b)	490	271

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	2,830	765
4.750% due 07/01/2053	3,385	3,261

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	565	541

		7,628

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	220	177
12.000% due 12/01/2045	400	361

		538

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	$905	$914

VIRGINIA 0.9%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	8,000	422
5.500% due 07/01/2044	500	490

		912

Total Municipal Bonds & Notes (Cost $184,065)		179,497

SHORT-TERM INSTRUMENTS 6.6%

REPURCHASE AGREEMENTS (f) 6.6%
		6,547

Total Short-Term Instruments (Cost $6,547)		6,547

Total Investments in Securities (Cost $190,612)		186,044

Total Investments 186.7% (Cost $190,612)		$186,044

Auction Rate Preferred Shares (58.2)%		(58,000)

Remarketable Variable Rate Muni Fund Term Preferred Shares, at liquidation value (21.0)%		(20,959)

Other Assets and Liabilities, net (7.5)%		(7,430)

Net Assets Applicable to Common Shareholders 100.0%		$99,655

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$2,952	$2,485	2.49%

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	65

Schedule of Investments	PIMCO New York Municipal Income Fund II	(Cont.)	June 30, 2022	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.400%	06/30/2022	07/01/2022	$6,547	U.S. Treasury Notes 3.000% due 06/30/2024	$(6,678)	$6,547	$6,547

Total Repurchase Agreements						$(6,678)	$6,547	$6,547

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$6,547	$0	$0	$6,547	$(6,678)	$(131)

Total Borrowings and Other Financing Transactions	$6,547	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$436	$0	$436
Delaware	0	1,383	0	1,383
Illinois	0	3,208	0	3,208
Louisiana	0	281	0	281
Michigan	0	457	0	457
New York	0	162,912	0	162,912
North Dakota	0	186	0	186
Pennsylvania	0	642	0	642

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Puerto Rico	$0	$7,628	$0	$7,628
Texas	0	538	0	538
U.S. Virgin Islands	0	914	0	914
Virginia	0	912	0	912
Short-Term Instruments
Repurchase Agreements	0	6,547	0	6,547

Total Investments	$0	$186,044	$0	$186,044

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO New York Municipal Income Fund III	June 30, 2022	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.5%

MUNICIPAL BONDS & NOTES 174.6%

ARIZONA 0.4%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	$150	$163

DELAWARE 1.4%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	550	477
7.120% due 10/01/2038	95	93

		570

ILLINOIS 5.8%

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	1,900	1,968

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	400	410

		2,378

LOUISIANA 0.3%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	130	122

MICHIGAN 0.5%

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	2,035	186

NEW YORK 152.6%

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	400	364

Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2050	250	230

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	125	125

Dutchess County Local Development Corp Revenue Bonds, Series 2022
4.000% due 07/01/2049	435	410

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	750	766

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	500	448

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	300	272

Long Island Power Authority, New York Revenue Bonds, Series 2020
4.000% due 09/01/2039	500	498

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2042	2,000	2,017

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	2,000	2,042

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	1,807

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2046	465	404

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021
5.000% due 01/01/2058	$341	$239

New York City Housing Development Corp. Revenue Bonds, Series 2013
5.250% due 07/01/2031	500	518

New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2021
4.000% due 01/01/2032	1,000	1,027

New York City Industrial Development Agency, New York Revenue Bonds, Series 2020
4.000% due 03/01/2045	1,000	917

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
5.250% due 07/15/2036	1,000	1,104

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,034

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
0.650% due 02/01/2045	500	500

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 05/01/2047	500	485

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021
4.000% due 02/01/2049	1,200	1,159

New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2014
5.000% due 08/01/2043	2,000	2,070

New York City Water & Sewer System, New York Revenue Bonds, Series 2012
0.900% due 06/15/2046	650	650
5.000% due 06/15/2047	2,500	2,517

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
5.000% due 06/15/2050	250	272

New York City, General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,590	2,676

New York City, General Obligation Bonds, Series 2017
0.620% due 10/01/2046	400	400

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045 (d)	2,000	2,123

New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2045	500	519

New York County, New York Tobacco Trust Revenue Bonds, Series 2001
5.750% due 06/01/2043	330	336

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (c)	10,000	1,963
0.000% due 06/01/2055 (c)	7,500	494
5.000% due 06/01/2042	3,200	3,134

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	350	393

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	2,400	2,776

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,750	1,708

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	1,000	951

New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022
4.000% due 07/01/2051	750	722

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
5.000% due 05/01/2052	500	519

New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	750	766

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	$500	$479
5.000% due 12/01/2036	1,000	1,038

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2037	1,000	1,084

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2047	2,500	2,649

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	1,500	1,399

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049 (a)	190	176
5.000% due 07/15/2050 (a)	190	191

New York State Environmental Facilities Corp. Revenue Bonds, Series 2022
4.000% due 06/15/2047	1,000	982

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (e)	1,000	956

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047 (d)	500	478

New York Transportation Development Corp. Revenue Bonds, Series 2022
4.000% due 12/01/2042	940	858

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	515
5.250% due 05/15/2040	500	513

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2040	350	379
5.000% due 12/01/2043	500	538

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056	2,500	2,664

Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2036	500	552

Port Authority of New York & New Jersey Revenue Bonds, Series 2020
4.000% due 07/15/2060	250	225

Schenectady County Capital Resource Corp. Union College Project Revenue Bonds Series 2022
5.000% due 07/01/2032	190	216

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	200	173

The Genesee County Funding Corporation Tax-Exempt Revenue Bonds, Series 2022
5.250% due 12/01/2052	500	517

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	750	815

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2034	585	630

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,065

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	383

		62,830

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	130	75

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	67

Schedule of Investments	PIMCO New York Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 1.5%

Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2050	$500	$368

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	225	258

		626

PUERTO RICO 8.7%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	4,400	234

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	607	303
0.000% due 11/01/2051	329	142

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	187	105
4.000% due 07/01/2033	62	57
4.000% due 07/01/2035	56	50
4.000% due 07/01/2037	48	43
4.000% due 07/01/2041	65	57
5.750% due 07/01/2031	66	72

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	32	29
5.625% due 07/01/2027	69	73

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2003
5.000% due 07/01/2042 ^(b)	680	376

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(b)	$200	$110

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	5,340	1,068

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	900	862

		3,581

TEXAS 0.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	90	72
12.000% due 12/01/2045	150	136

		208

U.S. VIRGIN ISLANDS 0.9%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2039	370	374

VIRGINIA 1.1%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	4,000	211

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/01/2044	$250	$245

		456

WISCONSIN 0.7%

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2060 (c)	2,000	309

Total Municipal Bonds & Notes (Cost $74,163)		71,878

SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS (f) 1.9%
		798

Total Short-Term Instruments (Cost $798)		798

Total Investments in Securities (Cost $74,961)		72,676

Total Investments 176.5% (Cost $74,961)		$72,676

Auction Rate Preferred Shares (71.5)%		(29,450)

Other Assets and Liabilities, net (5.0)%		(2,046)

Net Assets Applicable to Common Shareholders 100.0%		$41,180

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$1,135	$956	2.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.400%	06/30/2022	07/01/2022	$798	U.S. Treasury Notes 3.000% due 06/30/2024	$(814)	$798	$798

Total Repurchase Agreements						$(814)	$798	$798

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BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2022:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$798	$0	$0	$798	$(814)	$(16)

Total Borrowings and Other Financing Transactions	$798	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$163	$0	$163
Delaware	0	570	0	570
Illinois	0	2,378	0	2,378
Louisiana	0	122	0	122
Michigan	0	186	0	186
New York	0	62,830	0	62,830
North Dakota	0	75	0	75
Pennsylvania	0	626	0	626

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022
Puerto Rico	$0	$3,581	$0	$3,581
Texas	0	208	0	208
U.S. Virgin Islands	0	374	0	374
Virginia	0	456	0	456
Wisconsin	0	309	0	309
Short-Term Instruments
Repurchase Agreements	0	798	0	798

Total Investments	$0	$72,676	$0	$72,676

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2022	69

Notes to Financial Statements

1. ORGANIZATION

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II and PIMCO New York Municipal Income Fund III (each a “Fund” and collectively, the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date

PIMCO Municipal Income Fund	May 9, 2001

PIMCO Municipal Income Fund II	March 29, 2002

PIMCO Municipal Income Fund III	August 20, 2002

PIMCO California Municipal Income Fund	May 10, 2001

PIMCO California Municipal Income Fund II	March 29, 2002

PIMCO California Municipal Income Fund III	August 20, 2002

PIMCO New York Municipal Income Fund	May 10, 2001

PIMCO New York Municipal Income Fund II	March 29, 2002

PIMCO New York Municipal Income Fund III	August 20, 2002

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date.

Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Municipal Income Fund	Monthly	Monthly

PIMCO Municipal Income Fund II	Monthly	Monthly

PIMCO Municipal Income Fund III	Monthly	Monthly

PIMCO California Municipal Income Fund	Monthly	Monthly

PIMCO California Municipal Income Fund II	Monthly	Monthly

PIMCO California Municipal Income Fund III	Monthly	Monthly

PIMCO New York Municipal Income Fund	Monthly	Monthly

PIMCO New York Municipal Income Fund II	Monthly	Monthly

PIMCO New York Municipal Income Fund III	Monthly	Monthly

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income, and may distribute its net capital gain.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be

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different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions that was applicable to the Funds as of the date of this report. Subject to certain exceptions, the rule requires funds that trade derivatives and other transactions that create future payment or delivery obligations to comply with a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021. The compliance date for the new rule and the associated recordkeeping requirements is August 19, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also includes the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The effective date for the rule was January 19, 2021, and the compliance date for the rule was January 19, 2022. Management has implemented changes in connection with the rule and has determined that there is no material impact to the Funds’ financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for the new rule and the associated recordkeeping requirements is September 8, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

SEMIANNUAL REPORT	|	JUNE 30, 2022	71

Notes to Financial Statements	(Cont.)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The net asset value (“NAV”) of a Fund’s shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to that Fund by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund’s investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Funds’ Boards of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it

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were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the

SEMIANNUAL REPORT	|	JUNE 30, 2022	73

Notes to Financial Statements	(Cont.)

Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of June 30, 2022, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by the Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to the Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater

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and TOB Residual to purchase the Fixed Rate Bond from the Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which the Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Fund provides the Fund with the right to: (i) cause the holders of the TOB Floater to tender their notes at par, and (ii) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event, after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the

TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

If there are insufficient proceeds from the liquidation of the TOB Trust, the party that would bear the losses would depend upon whether a Fund holds a non-recourse TOBs Residual or a recourse TOBs Residual. If a Fund holds a non-recourse TOBs Residual, the Liquidity Provider or holders of the TOBs Floaters would bear the losses on those securities and there would be no recourse to the Fund’s assets. If a Fund holds a recourse TOBs Residual, the Fund (and, indirectly, holders of the Fund’s Common Shares) would typically bear the losses. In particular, if a Fund holds a recourse TOBs Residual, it will typically have entered into an agreement pursuant to which the Fund would be required to pay to the Liquidity Provider the difference between the purchase price of any TOBs Floaters put to the Liquidity Provider by holders of the TOBs Floaters and the proceeds realized from the remarketing of those TOBs Floaters or the sale of the assets in the TOBs Issuer. Each Fund may invest in both non-recourse and recourse TOBs Residuals to leverage its portfolio.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. The Volcker Rule precludes banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing

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Notes to Financial Statements	(Cont.)

programs. The Risk Retention Rules require the sponsor to a TOB Trust (e.g., a Fund) to retain at least five percent of the credit risk of the underlying assets supporting to the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect a Fund’s ability to engage in tender option bond trust transactions or increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure in which the Funds hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Funds as the TOB residual holders.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

For the period ended June 30, 2022, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*

PIMCO Municipal Income Fund	$65,529	0.89%

PIMCO Municipal Income Fund II	217,742	0.84%

PIMCO Municipal Income Fund III	90,413	0.94%

PIMCO California Municipal Income Fund	53,353	0.95%

PIMCO California Municipal Income Fund II	38,440	0.96%

PIMCO California Municipal Income Fund III	41,925	0.95%

PIMCO New York Municipal Income Fund	25,557	0.63%

PIMCO New York Municipal Income Fund II	13,903	1.02%

PIMCO New York Municipal Income Fund III	10,741	0.91%

*	Annualized

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a complete list of the principal risks the Funds may be subject to, please see the Principal Risks of the Funds section of the Funds’ annual report dated December 31, 2021.

	PIMCO Municipal Income Fund (PMF)	PIMCO Municipal Income Fund II (PML)	PIMCO Municipal Income Fund III (PMX)	PIMCO California Municipal Income Fund (PCQ)	PIMCO California Municipal Income Fund II (PCK)	PIMCO California Municipal Income Fund III (PZC)	PIMCO New York Municipal Income Fund (PNF)	PIMCO New York Municipal Income Fund II (PNI)	PIMCO New York Municipal Income Fund III (PYN)

California State Specific Risk	—	—	—	X	X	X	—	—	—

Call Risk	X	X	X	X	X	X	X	X	X

Counterparty Risk	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X

Cyber Security Risk	X	X	X	X	X	X	X	X	X

Derivatives Risk	X	X	X	X	X	X	X	X	X

High Yield Securities Risk	X	X	X	X	X	X	X	X	X

Inflation/Deflation Risk	X	X	X	X	X	X	X	X	X

Interest Rate Risk	X	X	X	X	X	X	X	X	X

Issuer Risk	X	X	X	X	X	X	X	X	X

Leverage Risk	X	X	X	X	X	X	X	X	X

Distribution Risk	X	X	X	X	X	X	X	X	X

Liquidity Risk	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X

Market Risk	X	X	X	X	X	X	X	X	X

Market Disruption Risk	X	X	X	X	X	X	X	X	X

Municipal Bond Risk	X	X	X	X	X	X	X	X	X

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	PIMCO Municipal Income Fund (PMF)	PIMCO Municipal Income Fund II (PML)	PIMCO Municipal Income Fund III (PMX)	PIMCO California Municipal Income Fund (PCQ)	PIMCO California Municipal Income Fund II (PCK)	PIMCO California Municipal Income Fund III (PZC)	PIMCO New York Municipal Income Fund (PNF)	PIMCO New York Municipal Income Fund II (PNI)	PIMCO New York Municipal Income Fund III (PYN)

Municipal Project-Specific Risk	X	X	X	X	X	X	X	X	X

New York State-Specific Risk	—	—	—	—	—	—	X	X	X

Non-Diversification Risk	—	—	—	—	—	—	X	—	X

Operational Risk	X	X	X	X	X	X	X	X	X

Portfolio Turnover Risk	X	X	X	X	X	X	X	X	X

Private Placements Risk	X	X	X	X	X	X	X	X	X

Regulatory Changes Risk	X	X	X	X	X	X	X	X	X

Regulatory Risk - LIBOR	X	X	X	X	X	X	X	X	X

Reinvestment Risk	X	X	X	X	X	X	X	X	X

Segregation and Coverage Risk	X	X	X	X	X	X	X	X	X

Short Exposure Risk	X	X	X	X	X	X	X	X	X

Structured Investments Risk	X	X	X	—	X	X	X	X	X

Tax Risk	X	X	X	X	X	X	X	X	X

Valuation Risk	X	X	X	X	X	X	X	X	X

California State-Specific Risk  is the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Counterparty Risk  is the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit, management , counterparty, operational and legal risks and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or

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Notes to Financial Statements	(Cont.)

increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse itself.

High Yield Securities Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Inflation/Deflation Risk  is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation Risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and common shares.

Interest Rate Risk  is the risk that fixed income securities and other instruments in the Fund’s portfolio will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a short average portfolio duration.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, dollar rolls and/or borrowings (as well as from any future issuance of preferred shares), delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Distribution Risk  is the risk that, to the extent a Fund seeks to maintain a level distribution rate, the Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to factors affecting securities markets generally or particular industries.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets, and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Municipal Bond Risk  is the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) to pay interest or repay principal.

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Municipal Project-Specific Risk  is the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

New York State-Specific Risk  is the risk that by concentrating its investments in New York Municipal Bonds, the Fund maybe affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Portfolio Turnover Risk  is the risk that a high portfolio turnover will result in greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses) and may adversely affect the Fund’s after-tax returns.

Private Placements Risk  is the risk that securities received in a private placement may be subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Regulatory Changes Risk  is the risk that financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Investment Manager will continue to be eligible for such exemptions.

Regulatory Risk — LIBOR  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

Reinvestment Risk  is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons.

Segregation and Coverage Risk  is the risk that certain portfolio management techniques may be considered senior securities unless steps are taken to segregate the Fund’s assets or otherwise cover its obligations. To avoid having these instruments considered senior securities, the Fund may segregate liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of leveraged transactions, enter into offsetting transactions or otherwise cover such transactions. The Fund may be unable to use such segregated assets for certain other purposes, which could result in the Fund earning a lower return on its portfolio than it might otherwise earn if it did not have to segregate those assets in respect of, or otherwise cover, such portfolio positions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility. Except as otherwise described in the principal investment strategies for the Fund, the Fund will no longer be required to engage in asset segregation or cover techniques as of August 19, 2022.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the

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Notes to Financial Statements	(Cont.)

investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Structured Investments Risk  is the risk that the Fund’s investment in structured products, including, structured notes, credit-linked notes and other types of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Structured products generally entail risks associated with derivative instruments.

Tax Risk  is the risk that if, in any year, the Fund were to fail to qualify for treatment as a regulated investment company under the Tax Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.

Valuation Risk  is the risk that fair value pricing used when market quotations are not readily available may not result in adjustments to the prices of securities or other assets, or that fair value pricing may not reflect actual market value. It is possible that the fair value determined in good faith for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master

Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level

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or as required by regulation. Similarly, if required by regulation, a Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent a Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate(1)

PIMCO Municipal Income Fund	0.705%

PIMCO Municipal Income Fund II	0.685%

PIMCO Municipal Income Fund III	0.705%

PIMCO California Municipal Income Fund	0.705%

PIMCO California Municipal Income Fund II	0.705%

PIMCO California Municipal Income Fund III	0.715%

PIMCO New York Municipal Income Fund	0.770%

PIMCO New York Municipal Income Fund II	0.735%

PIMCO New York Municipal Income Fund III	0.860%

(1)	Management fees calculated based on the Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board (for example, so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an “interested person” under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO California Flexible Municipal Income Fund, PIMCO Flexible Emerging Markets Income Fund, PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” (the ”PIMCO Interval Funds”), and PIMCO Managed Accounts Trust,

SEMIANNUAL REPORT	|	JUNE 30, 2022	81

Notes to Financial Statements	(Cont.)

an open-end management investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and the PIMCO Interval Funds, the “PIMCO-Managed Funds”). In addition, during the reporting period, each of the Independent Trustees (other than Mr Kittredge and Ms. Vandecruze) also served as a trustee of certain funds for which Allianz Global Investors U.S. LLC (“AGI U.S.”), an affiliate of PIMCO, served as investment manager.

On May 17, 2022, AGI U.S. pleaded guilty in connection with the proceeding United States of America v. Allianz Global Investors U.S. LLC. AGI U.S. is an indirect subsidiary of Allianz SE. The conduct resulting in the matter described above occurred entirely within AGI U.S. and did not involve PIMCO or any personnel of PIMCO. Nevertheless, because of the disqualifying conduct of AGI U.S., their affiliate, PIMCO would have been disqualified from serving as the investment adviser to the Funds in the absence of SEC exemptive relief. PIMCO has received exemptive relief from the SEC to permit PIMCO to continue serving as investment adviser for U.S.-registered investment companies, including the Funds.

The Funds pay no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Funds from the Manager or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2022, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Municipal Income Fund	$0	$0	$62,704	$71,283

PIMCO Municipal Income Fund II	0	0	154,790	185,453

PIMCO Municipal Income Fund III	0	0	70,706	86,432

PIMCO California Municipal Income Fund	0	0	68,515	101,986

PIMCO California Municipal Income Fund II	0	0	64,264	80,625

PIMCO California Municipal Income Fund III	0	0	56,666	77,630

PIMCO New York Municipal Income Fund	0	0	27,101	32,728

PIMCO New York Municipal Income Fund II	0	0	38,084	39,877

PIMCO New York Municipal Income Fund III	0	0	14,426	15,926

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. PREFERRED SHARES

(a) Auction-Rate Preferred Shares  Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

82	PIMCO CLOSED-END FUNDS

June 30, 2022	(Unaudited)

For the period ended June 30, 2022, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2022
PIMCO Municipal Income Fund
Series A	1,310	1.939%	0.078%	1.939%
Series B	1,367	1.939%	0.078%	1.939%
Series C	1,294	1.884%	0.078%	1.884%
Series D	1,388	1.939%	0.078%	1.939%
Series E	1,309	1.829%	0.078%	1.829%

PIMCO Municipal Income Fund II
Series A	2,279	1.939%	0.078%	1.939%
Series B	2,577	1.939%	0.078%	1.939%
Series C	2,422	1.884%	0.078%	1.884%
Series D	2,300	1.939%	0.078%	1.939%
Series E	2,353	1.829%	0.078%	1.829%

PIMCO Municipal Income Fund III
Series A	1,018	1.939%	0.078%	1.939%
Series B	1,190	1.939%	0.078%	1.939%
Series C	1,350	1.884%	0.078%	1.884%
Series D	1,334	1.939%	0.078%	1.939%
Series E	1,296	1.829%	0.078%	1.829%

PIMCO California Municipal Income Fund
Series A	1,575	1.939%	0.078%	1.939%
Series B	1,547	1.884%	0.078%	1.884%
Series C	1,703	1.829%	0.078%	1.829%

PIMCO California Municipal Income Fund II
Series A	1,154	1.939%	0.078%	1.939%
Series B	879	1.939%	0.078%	1.939%
Series C	1,235	1.884%	0.078%	1.884%
Series D	926	1.939%	0.078%	1.939%
Series E	953	1.829%	0.078%	1.829%

PIMCO California Municipal Income Fund III
Series A	1,920	1.939%	0.078%	1.939%
Series B	1,995	1.939%	0.078%	1.939%

PIMCO New York Municipal Income Fund
Series A	1,641	1.939%	0.078%	1.939%

PIMCO New York Municipal Income Fund II
Series A	1,178	1.884%	0.078%	1.884%
Series B	1,142	1.829%	0.078%	1.829%

PIMCO New York Municipal Income Fund III
Series A	1,178	1.939%	0.078%	1.939%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

Auction-Rate Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a

SEMIANNUAL REPORT	|	JUNE 30, 2022	83

Notes to Financial Statements	(Cont.)

failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below.

Applicable %		Reference Rate		Maximum Rate
The higher of 30-day “AA” Financial Composite Commercial Paper Rates
110%[1]	x	OR	=	Maximum Rate for the Funds
The Taxable Equivalent of the Short-Term Municipal Obligation Rate[2]

[1]	150% if all or part of the dividend consists of taxable income or capital gain.
[2]

“Taxable Equivalent of the Short-Term Municipal Obligation Rate” means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P 7 Day Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal).

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for each Fund’s common shareholders could be adversely affected.

(b) Remarketable Variable Rate MuniFund Term Preferred Shares  On September 18, 2018, each of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund II (each, a “RVMTP Fund” and collectively, the “RVMTP Funds”) issued a single series of Variable Rate MuniFund Term Preferred Shares, Series 2022 (the “VMTP Shares”).

On June 30, 2022, pursuant to the authority expressly vested in the Boards of Trustees of the RVMTP Funds, the Boards of Trustees of the RVMTP Funds authorized the redesignation (the “Redesignation”) of each Fund’s VMTP Shares as Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051 (the “RVMTP Shares”, and together with the ARPS, the “Preferred Shares”). Pursuant to such authority, the Redesignation occurred on July 14, 2021 (the “Redesignation Date”). As redesignated, the RVMTP Shares have a term of 30 years, subject to remarketing every three years and in certain other instances.

In the RVMTP Funds’ Statements of Assets and Liabilities, the RVMTP Shares’ aggregate liquidation preference is shown as a liability since they are considered debt of the issuer. Any costs directly related to the September 18, 2018 issuance of the VMTP Shares were considered debt issuance costs and have been amortized into interest expense as of the Redesignation Date. Any costs directly related to the Redesignation are considered debt issuance costs and are being amortized into interest expense on a straight-line basis through the Early Term Redemption Date (defined below). The liquidation value of the RVMTP Shares in each RVMTP Fund’s Statements of Assets and Liabilities is shown as a liability and represents its liquidation preference, which approximates fair value of the shares and is considered level 2 under the fair value hierarchy, less any unamortized debt issuance costs. The RVMTP Shares can be redeemed in whole or in part, at their liquidation preference of $100,000 per share plus any accumulated, unpaid dividends. No Preferred Shares were redeemed during the period ended June 30, 2022.

Dividends paid with respect to the RVMTP Shares, which are payable monthly, are treated as interest expense, are accrued daily and are reflected, with respect to the RVMTP Shares, as a component of interest expense in the Statements of Operations. For the period ended June 30, 2022, the amount of the RVMTP Shares outstanding, interest expense related to the dividends paid to RVMTP Shares (including amounts prior to and after the Redesignation) and the daily weighted average interest rate, including issuance costs, can be found in the table below.

Fund Name	RVMTP Shares Outstanding	Interest Expense†	Weighted Average Interest Rate*[1]

PIMCO Municipal Income Fund	233	$164	1.42%

PIMCO Municipal Income Fund II	687	472	1.39

PIMCO Municipal Income Fund III	343	239	1.40

PIMCO California Municipal Income Fund	293	205	1.41

PIMCO California Municipal Income Fund II	343	239	1.40

PIMCO California Municipal Income Fund III	271	190	1.41

PIMCO New York Municipal Income Fund II	210	148	1.43

†	Amounts in thousands.
[1]	Annualized
*	The rate presented is inclusive of the amortized debt issuance cost. As a result, the rate shown may not fall into the range presented in the table below.

84	PIMCO CLOSED-END FUNDS

June 30, 2022	(Unaudited)

For the period ended June 30, 2022, the dividend rate on the RVMTP Shares ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2022
PIMCO Municipal Income Fund

Series 2051	233	1.890%	0.960%	1.830%

PIMCO Municipal Income Fund II

Series 2051	687	1.890%	0.960%	1.830%

PIMCO Municipal Income Fund III

Series 2051	343	1.890%	0.960%	1.830%

PIMCO California Municipal Income Fund

Series 2051	293	1.890%	0.960%	1.830%

PIMCO California Municipal Income Fund II

Series 2051	343	1.890%	0.960%	1.830%

PIMCO California Municipal Income Fund III

Series 2051	271	1.890%	0.960%	1.830%

PIMCO New York Municipal Income Fund II

Series 2051	210	1.890%	0.960%	1.830%

Each RVMTP Fund, at its option, may designate special terms applicable to all of the outstanding RVMTP Shares for a certain period (a “Special Terms Period”) pursuant to a notice of special terms. Such special terms may differ from those provided in the current governing documents of the RVMTP Shares and may include, without limitation, changes to the dividend rate, dividend payment dates and redemption provisions; provided that such special terms do not affect the parity ranking of the RVMTP Shares to any other class or series of Preferred Shares then outstanding with respect to dividends or distribution of assets upon dissolution, liquidation, or winding up of the affairs of the RVMTP Fund. No Special Terms Period with respect to a series of RVMTP Shares will become effective unless certain conditions are satisfied, including that all of the RVMTP Shares in such series are remarketed (except with respect to any RVMTP Shares whose holders have elected to retain their RVMTP Shares for the Special Terms Period).

In addition, a “Mandatory Tender Event” will occur on each date that is (i) 20 business days before each three-year anniversary since the Redesignation Date (each an “Early Term Redemption”, and the date on which such occurs, an “Early Term Redemption Date”), (ii) the date an RVMTP Fund delivers a notice designating a Special Terms Period, and (iii) 20 business days before the end of a Special Terms Period (provided that no subsequent Special Terms Period is designated). Upon the occurrence of a Mandatory Tender Event, all RVMTP Shares will be subject to mandatory tender (subject to the holders’ election to retain their RVMTP Shares) and the RVMTP Fund will issue or cause to be issued a notice of mandatory tender to the holders of the RVMTP Shares for remarketing on the corresponding Mandatory Tender Date. If any RVMTP Shares subject to a Mandatory Tender Event upon an Early Term Redemption Date of the RVMTP Shares or upon the end of a Special Terms Period (each, an “RVMTP Share Early Term Redemption Date”) have not been either retained by the holders or remarketed by the Mandatory Tender Date, the RVMTP Fund will redeem such RVMTP Shares on the RVMTP Share Early Term Redemption Date.

With respect to the Mandatory Tender Events described in clauses (i), (ii) and (iii) above, the corresponding “Mandatory Tender Date” means, respectively: (i) the date that is 180 calendar days following the Early Term Redemption Date, (ii) the date on which the related Special Terms Period becomes effective, and (iii) the last day of the related Special Terms Period (subject, in each case, to the holders’ election to retain their RVMTP Shares). No Mandatory Tender Event occurred during the period ended June 30, 2022.

Each RVMTP Fund is subject to certain limitations and restrictions while the RVMTP Shares are outstanding. Failure to comply with these limitations and restrictions could preclude an RVMTP Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of the RVMTP Shares at their liquidation preference plus any accumulated, unpaid dividends and other distributions. Any resulting suspension of payment of common share dividends may result in a tax penalty for the applicable RVMTP Fund and, in certain circumstances, the loss of treatment as a regulated investment company. Any such mandatory redemption will be conducted on a pro rata basis among each series of the RVMTP Shares and the ARPS based upon the proportion that the aggregate liquidation preference of any series bears to the aggregate liquidation preference of all outstanding series of such RVMTP Fund’s preferred shares. Under the terms of a purchase agreement between each RVMTP Fund and the investor in the RVMTP Shares, each RVMTP Fund is subject to various investment requirements. These requirements may be more restrictive than those to which the RVMTP Fund is otherwise subject in accordance with its investment objectives and policies. In addition, each RVMTP Fund is subject to certain restrictions on its

SEMIANNUAL REPORT	|	JUNE 30, 2022	85

Notes to Financial Statements	(Cont.)

investments imposed by guidelines of the rating agencies that rate the RVMTP Shares, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the RVMTP Fund by the Act.

Ratings agencies may change their methodologies for evaluating and providing ratings for shares of closed-end funds at any time and in their sole discretion, which may affect the rating (if any) of an RVMTP Fund’s shares. Fitch Ratings published ratings criteria relating to closed-end funds on December 4, 2020, which effectively result in a rating cap of “AA” for debt and preferred stock issued by all closed-end funds and a rating cap of “A” for (i) debt and preferred shares issued by closed-end funds exposed to emerging market debt, below-investment-grade and unrated debt, structured securities and equity, and (ii) closed-end funds with material exposure to “BBB” category rated assets. The updated ratings criteria cap the credit rating of each RVMTP Fund’s RVMTP Shares at AA. Accordingly, on April 30, 2021, Fitch Ratings announced that it had downgraded to “AA” from AAA” the long-term ratings assigned to each of the RVMTP Funds’ VMTP Shares. The long-term rating actions were driven by changes in the updated ratings criteria for closed-end funds rather than by any fundamental changes to the Funds’ credit profiles. In connection with the Redesignation, Fitch affirmed the “AA” long-term ratings assigned to each of the RVMTP Funds’ RVMTP Shares in April 2021. Fitch does not currently rate the Fund’s ARPS. In addition, future ratings downgrades by Moody’s or Fitch, as applicable, may result in an increase to the Funds’ Preferred Shares dividend rates.

Each RVMTP Fund is required to maintain certain asset coverage with respect to all outstanding senior securities of the RVMTP Fund which are stocks for purposes of the Act, including the RVMTP Shares and ARPS, as set forth in such RVMTP Fund’s governing documents and the Act. One such requirement under the Act is that a RVMTP Fund is not permitted to declare or pay common share dividends unless immediately thereafter the RVMTP Fund has a minimum asset coverage ratio of 200% with respect to all outstanding senior securities of the Fund which are stocks for purposes of the Act after deducting the amount of such common share dividends. The asset coverage per share for each RVMTP Fund is reported in the Financial Highlights and is disclosed as the product of the asset coverage ratio as of period end and the current liquidation preference.

With respect to the payment of dividends and as to the distribution of assets of each RVMTP Fund, ARPS and RVMTP Shares rank on parity with each other, and are both senior in priority to the RVMTP Funds’ outstanding common shares. Holders of preferred shares of each RVMTP Fund, who are entitled to one vote per share, including holders of RVMTP Shares and ARPS, generally vote together as one class with the common shareholders of each RVMTP Fund, but preferred shareholders (RVMTP Shares and ARPS together) vote separately as a class to elect two Trustees of each Fund, as required by the Act, and on certain matters adversely affecting the rights of preferred shareholders. Under the Act, preferred shareholders, including holders of the RVMTP Shares and ARPS, are also entitled to elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years.

The RVMTP Shares’ Dividend Rate (as defined below) is determined over the course of a seven-day period, which generally commences each Thursday and ends the following Wednesday (the “Rate Period”). The dividends per share for RVMTP Shares for a given Rate Period are dependent on the RVMTP Share dividend rate for that Rate Period (the “RVMTP Share Dividend Rate”). The RVMTP Share Dividend Rate is equal to the greater of (i) the sum of the Index Rate1 plus the Applicable Spread2 for the Rate Period plus the “Failed Remarketing Spread”3, if any, and (ii) the sum of (a) the product of the Index Rate multiplied by the Applicable Multiplier4 for such Rate Period plus (b) 0.92% plus (c) the Failed Remarketing Spread, if any.5

Dividend Rate		Rate Period Fraction	Liquidation Preference			Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	x	100,000	=	Dividends per RVMTP Share
		Total number of days in the year

[1]

The Index Rate is determined by reference to a weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.

[2]	The Applicable Spread for a Rate Period is a percentage per year that is based on the long-term rating most recently assigned by the applicable ratings agency to the RVMTP Shares.
[3]

In connection with a failed remarketing related to an Early Term Redemption, the Failed Remarketing Spread is (i) 0.75% for the first 59 days following the applicable Early Term Redemption Date, (ii) 1.00% for the 60th to the 89th day following such Early Term Redemption Date, (iii) 1.25% for the 90th to the 119th day following such Early Term Redemption Date, (iv) 1.50% for the 120th to the 149th day following such Early Term Redemption Date, and (v) 1.75% for the 150th day following such Early Term Redemption Date to the date of the associated mandatory redemption of the RVMTP Shares. In connection with a failed remarketing related to a Special Terms Period (each a “Failed Special Terms Period Remarketing”), the Failed Remarketing Spread means (i) for so long as two or more Failed Special Terms Period Remarketings have not occurred, 0.05%, and (ii) following the second occurrence of a Failed Special Terms Period Remarketing, 0.10% multiplied by the number of Failed Special Terms Period Remarketings that have occurred after the first Failed Special Terms Period Remarketing.

[4]	The Applicable Multiplier for a Rate Period is a percentage that is based on the long-term rating most recently assigned by the applicable ratings agency to the RVMTP Shares.
[5]	The Dividend Rate will in no event exceed 15% per year.

86	PIMCO CLOSED-END FUNDS

June 30, 2022	(Unaudited)

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended December 31, 2021, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Municipal Income Fund	$3,229	$722

PIMCO Municipal Income Fund II	9,543	3,377

PIMCO Municipal Income Fund III	3,002	0

PIMCO California Municipal Income Fund	0	0

PIMCO California Municipal Income Fund II	1,044	0

PIMCO California Municipal Income Fund III	726	897

PIMCO New York Municipal Income Fund	996	831

PIMCO New York Municipal Income Fund II	3,583	1,344

PIMCO New York Municipal Income Fund III	15	362

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2022, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Municipal Income Fund	$515,343	$13,835	$(25,501)	$(11,666)

PIMCO Municipal Income Fund II	1,159,247	25,212	(53,349)	(28,137)

PIMCO Municipal Income Fund III	540,895	12,880	(26,711)	(13,831)

PIMCO California Municipal Income Fund	398,137	4,170	(13,406)	(9,236)

PIMCO California Municipal Income Fund II	409,559	10,756	(14,582)	(3,826)

PIMCO California Municipal Income Fund III	334,715	3,706	(11,484)	(7,778)

PIMCO New York Municipal Income Fund	136,825	1,666	(7,731)	(6,065)

PIMCO New York Municipal Income Fund II	190,612	4,608	(9,176)	(4,568)

PIMCO New York Municipal Income Fund III	74,961	1,481	(3,766)	(2,285)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, interest accrued on defaulted securities, other interest adjustments, and inverse floater transactions.

SEMIANNUAL REPORT	|	JUNE 30, 2022	87

Notes to Financial Statements	(Cont.)	June 30, 2022	(Unaudited)

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 1, 2022, the following distributions were declared to common shareholders payable August 1, 2022 to shareholders of record on July 11, 2022:

PIMCO Municipal Income Fund	$0.054000 per common share

PIMCO Municipal Income Fund II	$0.059000 per common share

PIMCO Municipal Income Fund III	$0.046000 per common share

PIMCO California Municipal Income Fund	$0.065000 per common share

PIMCO California Municipal Income Fund II	$0.032000 per common share

PIMCO California Municipal Income Fund III	$0.038000 per common share

PIMCO New York Municipal Income Fund	$0.042000 per common share

PIMCO New York Municipal Income Fund II	$0.040045 per common share

PIMCO New York Municipal Income Fund III	$0.035490 per common share

On August 1, 2022, the following distributions were declared to common shareholders payable September 1, 2022 to shareholders of record on August 11, 2022:

PIMCO Municipal Income Fund	$0.054000 per common share

PIMCO Municipal Income Fund II	$0.059000 per common share

PIMCO Municipal Income Fund III	$0.046000 per common share

PIMCO California Municipal Income Fund	$0.065000 per common share

PIMCO California Municipal Income Fund II	$0.032000 per common share

PIMCO California Municipal Income Fund III	$0.038000 per common share

PIMCO New York Municipal Income Fund	$0.042000 per common share

PIMCO New York Municipal Income Fund II	$0.040045 per common share

PIMCO New York Municipal Income Fund III	$0.035490 per common share

As of August 11, 2022, PML had an effective “shelf” registration statement on file with the SEC authorizing the Fund to issue an unlimited number of Common Shares in one or more offerings pursuant to Rule 415 under the Securities Act.

There were no other subsequent events identified that require recognition or disclosure.

88	PIMCO CLOSED-END FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal	CR	Custodial Receipts	PSF	Public School Fund

AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund

CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.	ST	State

Other Abbreviations:

TBA	To-Be-Announced

SEMIANNUAL REPORT	|	JUNE 30, 2022	89

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month ended June 30, 2022 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year.

See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Municipal Income Fund
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2022	$0.0540	$0.0000	$0.0000	$0.0540

February 2022	$0.0540	$0.0000	$0.0000	$0.0540

March 2022	$0.0540	$0.0000	$0.0000	$0.0540

April 2022	$0.0540	$0.0000	$0.0000	$0.0540

May 2022	$0.0540	$0.0000	$0.0000	$0.0540

June 2022	$0.0540	$0.0000	$0.0000	$0.0540

PIMCO Municipal Income Fund II
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2022	$0.0590	$0.0000	$0.0000	$0.0590

February 2022	$0.0514	$0.0000	$0.0076	$0.0590

March 2022	$0.0540	$0.0000	$0.0050	$0.0590

April 2022	$0.0524	$0.0000	$0.0066	$0.0590

May 2022	$0.0430	$0.0000	$0.0160	$0.0590

June 2022	$0.0425	$0.0000	$0.0165	$0.0590

PIMCO Municipal Income Fund III
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2022	$0.0460	$0.0000	$0.0000	$0.0460

February 2022	$0.0460	$0.0000	$0.0000	$0.0460

March 2022	$0.0460	$0.0000	$0.0000	$0.0460

April 2022	$0.0460	$0.0000	$0.0000	$0.0460

May 2022	$0.0460	$0.0000	$0.0000	$0.0460

June 2022	$0.0460	$0.0000	$0.0000	$0.0460

PIMCO California Municipal Income Fund
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2022	$0.0553	$0.0000	$0.0097	$0.0650

February 2022	$0.0546	$0.0000	$0.0104	$0.0650

March 2022	$0.0616	$0.0000	$0.0034	$0.0650

April 2022	$0.0561	$0.0000	$0.0089	$0.0650

May 2022	$0.0484	$0.0000	$0.0166	$0.0650

June 2022	$0.0443	$0.0000	$0.0207	$0.0650

90	PIMCO CLOSED-END FUNDS

(Unaudited)

PIMCO California Municipal Income Fund II
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2022	$0.0320	$0.0000	$0.0000	$0.0320

February 2022	$0.0315	$0.0000	$0.0005	$0.0320

March 2022	$0.0320	$0.0000	$0.0000	$0.0320

April 2022	$0.0320	$0.0000	$0.0000	$0.0320

May 2022	$0.0320	$0.0000	$0.0000	$0.0320

June 2022	$0.0293	$0.0000	$0.0027	$0.0320

PIMCO California Municipal Income Fund III
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2022	$0.0380	$0.0000	$0.0000	$0.0380

February 2022	$0.0380	$0.0000	$0.0000	$0.0380

March 2022	$0.0380	$0.0000	$0.0000	$0.0380

April 2022	$0.0380	$0.0000	$0.0000	$0.0380

May 2022	$0.0380	$0.0000	$0.0000	$0.0380

June 2022	$0.0380	$0.0000	$0.0000	$0.0380

PIMCO New York Municipal Income Fund III
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2022	$0.0317	$0.0000	$0.0038	$0.0355

February 2022	$0.0322	$0.0000	$0.0033	$0.0355

March 2022	$0.0348	$0.0000	$0.0007	$0.0355

April 2022	$0.0355	$0.0000	$0.0000	$0.0355

May 2022	$0.0287	$0.0000	$0.0068	$0.0355

June 2022	$0.0280	$0.0000	$0.0075	$0.0355

PIMCO New York Municipal Income Fund
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2022	$0.0359	$0.0000	$0.0061	$0.0420

February 2022	$0.0351	$0.0000	$0.0069	$0.0420

March 2022	$0.0397	$0.0000	$0.0023	$0.0420

April 2022	$0.0405	$0.0000	$0.0015	$0.0420

May 2022	$0.0328	$0.0000	$0.0092	$0.0420

June 2022	$0.0320	$0.0000	$0.0100	$0.0420

PIMCO New York Municipal Income Fund II
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2022	$0.0400	$0.0000	$0.0000	$0.0400

February 2022	$0.0400	$0.0000	$0.0000	$0.0400

March 2022	$0.0400	$0.0000	$0.0000	$0.0400

April 2022	$0.0400	$0.0000	$0.0000	$0.0400

May 2022	$0.0400	$0.0000	$0.0000	$0.0400

June 2022	$0.0400	$0.0000	$0.0000	$0.0400

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	JUNE 30, 2022	91

Changes to Boards of Trustees	(Unaudited)

Effective July 1, 2022, the Board of Trustees appointed Ms. Kathleen McCartney as a Class II Trustee of the Funds.

92	PIMCO CLOSED-END FUNDS

Approval of Investment Management Agreement	(Unaudited)

PMF, PML, PMX, PNF, PNI, PCQ, PCK, PYN, PZC

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board” or the “Trustees”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), of each of PIMCO Municipal Income Fund (“PMF”), PIMCO Municipal Income Fund II (“PML”), PIMCO Municipal Income Fund III (“PMX”), PIMCO New York Municipal Income Fund (“PNF”), PIMCO New York Municipal Income Fund II (“PNI”), PIMCO New York Municipal Income Fund III (“PYN”), PIMCO California Municipal Income Fund (“PCQ”), PIMCO California Municipal Income Fund II (“PCK”) and PIMCO California Municipal Income Fund III (“PZC”) (each, a “Fund” and, collectively, the “Funds”), voting separately, annually approve the continuation of the Investment Management Agreement between each Fund and Pacific Investment Management Company LLC (“PIMCO”) (each, an “Agreement” and, collectively, the “Agreements”). At an in-person meeting held on June 15-16, 2022 (the “Approval Meeting”), the Board, including the Independent Trustees, considered and unanimously approved the continuation of each Agreement for an additional one-year period commencing on August 1, 2022.

In addition to the Approval Meeting, the Contracts Committee (the “Committee”) and the Performance Committee of the Board held a joint meeting on May 16, 2022 to discuss materials provided by PIMCO in connection with the Trustees’ review of the Agreements. The annual contract review process also involved multiple discussions and meetings with members of the Committee and the full Committee (the Approval Meeting, together with such discussions and meetings, the “Contract Renewal Meetings”). Throughout the process, the Independent Trustees received legal advice from independent legal counsel that is experienced in 1940 Act matters and independent of PIMCO (“Independent Counsel”), and with whom they met separately from PIMCO during the Contract Renewal Meetings. Representatives from PIMCO attended portions of the Contract Renewal Meetings and responded to questions from the Independent Trustees. The Committee also received and reviewed a memorandum from Independent Counsel regarding the Trustees’ responsibilities in considering each Agreement and the fees paid thereunder.

In connection with their deliberations regarding the proposed continuation of the Agreements, the Board, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to reasonably be necessary to evaluate the terms of the Agreements. The Trustees also considered the nature, quality and extent of the various investment management, administrative and other services performed by PIMCO under the Agreements.

In evaluating each Agreement, the Board, including the Independent Trustees, reviewed extensive materials provided by PIMCO in response to questions, inclusive of follow-up inquiries, submitted by the Independent Trustees and Independent Counsel. The Board also met with senior representatives of PIMCO regarding its personnel, operations, and estimated profitability as they relate to the Funds. The Trustees also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year, including reports on investment performance based on net asset value (“NAV”), market value (both absolute and compared against its Broadridge Performance Universe (as defined below)) and distribution yield, use of leverage (if applicable), information regarding share price premiums and/or discounts, risks, and other portfolio information, including any use of derivatives, as well as periodic reports on, among other matters, pricing and valuation, quality and cost of portfolio trade execution, compliance, and shareholder and other services provided by PIMCO and its affiliates. To assist with their review, the Trustees reviewed summaries prepared by PIMCO that analyzed each Fund based on a number of factors, including fees/expenses, performance, distribution yield, and risk-based factors, as of December 31, 2021. Additionally, the Trustees considered the impact of significant market volatility that occurred before, during, and/or after the period for which information was requested in conducting its evaluation of PIMCO. They also considered, among other information, performance based on NAV and market value, investment objective and strategy, portfolio managers, assets under management, outstanding leverage, share price premium and/or discount information, annual fund operating expenses, total expense ratio and management fee comparisons between each Fund and its Broadridge Expense Group (as defined below), and estimated profitability to PIMCO from its relationship with each Fund. In considering the Broadridge Performance Universe and Broadridge Expense Group (both as defined below), the Trustees requested that PIMCO comment on whether the peer funds selected for each Fund by Broadridge Financial Solutions, Inc. (“Broadridge”) provided an appropriate comparison, and if not, whether PIMCO believes another peer group would provide a more appropriate comparison.

In addition to approving the continuation of each Agreement at the Approval Meeting, the Board noted that it had also approved, at a separate meeting of the Board on March 24-25, 2022, an immaterial amendment to each Agreement to provide that, by investing in PIMCO Funds: Private Account Portfolio Series – PIMCO Short-Term Floating NAV Portfolio III and/or PIMCO Funds: Private Account Portfolio Series — PIMCO Short Asset Portfolio, each a series of PIMCO Funds (the “Central Funds”), 0.005% of each Fund’s management fee will be designated as compensation for the investment advisory services

SEMIANNUAL REPORT	|	JUNE 30, 2022	93

Approval of Investment Management Agreement	(Cont.)

PIMCO provides to the Central Funds, as applicable. The Trustees considered that the Central Funds are offered as cash management vehicles available only to the Funds and other registered investment companies (or series thereof) for which PIMCO serves as investment adviser and that the Central Funds do not pay an investment advisory fee to PIMCO. The Trustees considered that the fees payable by each Fund pursuant to the amendments will not increase or otherwise change, PIMCO’s level of services to the Funds under the Agreements will not be reduced in any way and that the amendments will have no effect on PIMCO’s profitability with respect to the Funds.

The Trustees’ conclusions as to the continuation of each Agreement were based on a comprehensive consideration of all information provided to the Trustees during the Contract Renewal Meetings and throughout the year and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees evaluated information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services

As part of their review, the Trustees received and considered descriptions of various functions performed by PIMCO for the Funds, such as portfolio management, compliance monitoring, portfolio trading practices, and oversight of third-party service providers. They also considered information regarding the overall organization and business functions of PIMCO, including, without limitation, information regarding senior management, portfolio managers and other personnel providing or proposed to provide investment management, administrative, and/or other services, and general corporate ownership and business operations unrelated to the Funds. The Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Funds, noting PIMCO’s long history and experience in managing closed-end funds, such as the Funds, including experience monitoring discounts and premiums and complying with New York Stock Exchange (NYSE) requirements. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the breadth of each Fund’s investment universe; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Funds; information regarding the Funds’ use of leverage; the ability of PIMCO to attract and retain capable personnel; the background and capabilities of the senior management and staff of PIMCO; the general process or philosophy for determining employee compensation; and the operational infrastructure, including technology and systems and cybersecurity measures, of PIMCO. The Trustees also considered actions taken by PIMCO to manage the impact on each Fund and its portfolio holdings of market volatility during the time periods for which information was provided.

In addition, the Trustees noted the extensive range of services that PIMCO provides to the Funds beyond investment management services. In this regard, the Trustees reviewed the extent and quality of PIMCO’s services with respect to regulatory compliance and its ability to comply with the investment policies of the Funds; the compliance programs and risk controls of PIMCO (including the implementation of new policies and programs); the specific contractual obligations of PIMCO pursuant to the Agreements; the nature, extent, and quality of the supervisory and administrative services PIMCO is responsible for providing to the Funds; PIMCO’s risk management function; the time and resources PIMCO expends monitoring the leverage employed by the Funds, including the covenants and restrictions imposed by certain forms of leverage such as the Funds’ preferred shares; and conditions that might affect PIMCO’s ability to provide high-quality services to the Funds in the future under the Agreements, including, but not limited to, PIMCO’s financial condition and operational stability. The Trustees also took into account the entrepreneurial and business risk that PIMCO has undertaken as investment manager and sponsor of the Funds. Specifically, the Trustees considered that PIMCO’s responsibilities include continual management of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Funds. The Trustees also noted PIMCO’s activities under its contractual obligation to coordinate, oversee and supervise the Funds’ various outside service providers, including its negotiation of certain service providers’ fees and its due diligence and evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Trustees also considered PIMCO’s ongoing development of its own infrastructure and information technology, including its proprietary software and applications, to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management.

The Trustees concluded that PIMCO’s investment process, research capabilities and philosophy were well suited to each Fund given its investment objective and policies, that PIMCO would be able to continue to meet any reasonably foreseeable obligations under each Agreement, and that PIMCO would otherwise be able to continue to provide investment and non-investment services to each Fund of an appropriate extent and quality.

Fee and Expense Information

In assessing the reasonableness of each Fund’s fees and expenses under its Agreement, the Trustees requested and considered, among other information, the Fund’s management fee and its total expenses as a percentage of average net assets attributable to common shares

94	PIMCO CLOSED-END FUNDS

(Unaudited)

and as a percentage of average total managed assets (including assets attributable both to common shares and specified leverage outstanding), in comparison to the management fees and other expenses of a group of industry peer funds identified by Broadridge as pursuing investment strategies with classifications/objectives similar to the Fund (for each Fund, its “Broadridge Expense Group”) as well as of a broader universe of peer funds identified by Broadridge (for each Fund, its “Broadridge Expense Universe”). In each case, the total expense ratio information was provided both inclusive and exclusive of interest and borrowing expenses. The Fund-specific fee and expense results discussed below were prepared and provided by Broadridge and were not independently verified by the Trustees. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the Broadridge Expense Groups and Broadridge Expense Universes.

The Trustees considered information regarding the investment performance and fees for other funds and accounts managed by PIMCO, if any, including funds and accounts with comparable investment programs and/or principal investment strategies to those of the Funds, as well as certain other funds requested by the Trustees with broadly similar strategies and/or investment types. The Trustees considered information provided by PIMCO indicating that, in comparison to certain other products managed by PIMCO, including any open-end funds and exchange-traded funds with broadly similar strategies and/or investment types, there are additional portfolio management challenges in managing closed-end funds such as the Funds. For example, the challenges associated with managing closed-end funds may include investing in non-traditional and less liquid holdings, a greater use of leverage, issues relating to trading on a national securities exchange and managing a fund’s dividend practices. In addition, the Independent Trustees considered information provided by PIMCO as to the generally broader and more extensive services provided to the Funds in comparison to those provided to private funds or institutional or separate accounts; the higher demands placed on PIMCO to provide considerable shareholder services due to the volume of investors; the greater entrepreneurial, enterprise, and reputational risk in managing registered closed-end funds; and the expenses, and impact on PIMCO, associated with the more extensive regulatory and compliance requirements to which the Funds are subject in comparison to private funds or institutional or separate accounts. The Trustees were advised by PIMCO that, in light of these additional challenges and additional services, different pricing structures between closed-end funds and other products managed by PIMCO are to be expected, and that comparisons of pricing structures across these products may not always be apt comparisons, even where other products have comparable investment objectives and strategies to those of the Funds.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of management fees payable by each Fund under its Agreement (because each Fund’s fees are calculated based on net assets, including assets attributable to preferred shares outstanding). In this regard, the Trustees took into account that PIMCO has a financial incentive for the Funds to use or continue to use leverage in the form of preferred shares, which may create a conflict of interest between PIMCO, on one hand, and the Funds’ common shareholders, on the other. Therefore, the Trustees noted that the total fees paid by each Fund to PIMCO under the Fund’s unified fee arrangement would therefore vary more with increases and decreases in leverage attributable to preferred shares than under a non-unified fee arrangement, all other things being equal. The Trustees considered information provided by PIMCO and related presentations as to why each Fund’s use of leverage continues to be appropriate and in the best interests of the respective Fund under current market conditions. The Trustees noted that each quarter they receive information from PIMCO comparing the recent, historical and projected costs of each Fund’s existing leverage arrangements against other available financing options, as well as information relating to PIMCO’s views regarding economic or other risks of maintaining those leverage arrangements and/or replacing them with alternate forms of financing. The Trustees also considered PIMCO’s representation that it will use leverage for the Funds solely as it determines to be in the best interests of the Funds from an investment perspective and without regard to the level of compensation PIMCO receives.

The Trustees noted that, for each Fund, the contractual and actual management fee rates for the Fund under its unified fee arrangement were above the median contractual and actual management fees of the other funds in its Broadridge Expense Group, calculated both on average net assets and on average total managed assets. However, in this regard, the Trustees took into account that each Fund’s unified fee arrangement covers substantially all of the Fund’s operating fees and expenses (“Operating Expenses”), and therefore, all other things being equal, would tend to be higher than the contractual management fee rates of other funds in the Broadridge Expense Group, which generally do not have a unified fee structure and instead incur Operating Expenses directly and in addition to the management fee. The Trustees determined that a comparison of each Fund’s total expense ratio with the total expense ratios of its Broadridge Expense Group would generally provide more meaningful comparisons than comparing contractual and actual management fee rates in isolation.

In this regard, the Trustees noted PIMCO’s view that the unified fee arrangements have benefited and will continue to benefit common shareholders because they provide an expense structure (including Operating Expenses) that is essentially fixed for the duration of the contractual period as a percentage of NAV (including assets

SEMIANNUAL REPORT	|	JUNE 30, 2022	95

Approval of Investment Management Agreement	(Cont.)

attributable to preferred shares), making it more predictable under ordinary circumstances in comparison to other fee and expense structures, under which the Funds’ Operating Expenses (including certain third-party fees and expenses) could vary significantly over time. The Trustees also considered that the unified fee arrangements generally insulate the Funds and common shareholders from increases in applicable third-party and certain other expenses because PIMCO, rather than the Funds, would bear the risk of such increases (though the Trustees also noted that PIMCO would benefit from any reductions in such expenses).

Performance Information

Fund-specific comparative performance results for the Funds reviewed by the Trustees are discussed below. With respect to investment performance, the Trustees considered information regarding each Fund’s performance based on NAV and market value, as applicable, net of the Fund’s fees and expenses, both on an absolute basis and relative to the performance of its Broadridge Performance Universe (as defined below). The Trustees requested information provided by Broadridge regarding the investment performance of a broad universe of funds within the same investment classification/category that Broadridge determined are comparable to those of each Fund (for each Fund, its “Broadridge Performance Universe”). The comparative performance information was prepared and provided by Broadridge and was not independently verified by the Trustees. The Trustees also considered information regarding the Funds’ comparative yields and risk-adjusted returns. The Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. They further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Trustees considered information from PIMCO regarding the risks undertaken by each Fund, including the use of leverage, and PIMCO’s management and oversight of the Fund’s risk profile, including in instances where the Fund outperformed its Broadridge Performance Universe.

In addition, the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting (by both the Board and its Performance Committee).

Profitability, Economies of Scale, and Fall-out Benefits

The Trustees considered estimated profitability analyses provided by PIMCO, which included, among other information, (i) PIMCO’s estimated pre- and post-distribution operating margin for each Fund, as well as PIMCO’s estimated pre- and post-distribution operating margin for all of the closed-end funds advised by PIMCO, including the

Funds (collectively, the “Estimated Margins”), in each case for the one-year period ended December 31, 2021; and (ii) a year-over-year comparison of PIMCO’s Estimated Margins for the one-year periods ended December 31, 2021, and December 31, 2020. The Trustees also took into account explanations from PIMCO regarding how certain of PIMCO’s corporate and shared expenses were allocated among the Funds and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

The Trustees also considered information regarding possible economies of scale in the operation of the Funds. The Trustees noted that the Funds do not currently have any breakpoints in their management fees. The Trustees considered that, as closed-end investment companies, the Funds do not continually offer new shares to raise additional assets (as does a typical open-end investment company), but may raise additional assets through follow-on offerings and dividend reinvestments and may also experience asset growth through investment performance and/or the increased use of leverage. The Trustees noted PIMCO’s assertion that it may share the benefits of potential economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology and cybersecurity measures, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee arrangements provide inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs increase. The Trustees further considered that, in contrast, breakpoints may be used as a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee arrangements, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee arrangements protect shareholders, during the contractual period, from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure. The Trustees noted that PIMCO has made extensive investments in these areas.

Additionally, the Trustees considered so-called “fall-out benefits” to PIMCO, such as reputational value derived from serving as investment manager to the Funds and research, statistical and quotation services

96	PIMCO CLOSED-END FUNDS

(Unaudited)

that PIMCO may receive from broker-dealers executing the Funds’ portfolio transactions on an agency basis.

Fund-by-Fund Analysis

With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. With respect to performance quintile rankings for a Fund compared to its Broadridge Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. The Board considered each Fund’s performance and fees in light of the limitations inherent in the methodology for determining such comparative groups.

PMF

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had first quintile performance for the one-, three-, five- and ten-year periods ended December 31, 2021.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PML

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had second quintile performance for the one-year period and first quintile performance for the three-, five- and ten-year periods ended December 31, 2021.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PMX

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had second quintile performance for the one-year period and first quintile performance for the three-, five- and ten-year periods ended December 31, 2021.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PCQ

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had first quintile performance for the one-, three-, five- and ten-year periods ended December 31, 2021.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) was below the median total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets of the funds in its Broadridge Expense Group. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) was above the median total expense ratio (including interest and borrowing expenses) calculated on average total managed assets and below the median total expense ratio (including interest and borrowing expenses) calculated on average net assets of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PCK

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had first quintile performance for the one-, three-, five- and ten-year periods ended December 31, 2021.

SEMIANNUAL REPORT	|	JUNE 30, 2022	97

Approval of Investment Management Agreement	(Cont.)

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PZC

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had first quintile performance for the one-, three-, five- and ten-year periods ended December 31, 2021.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) was below the median total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets of the funds in its Broadridge Expense Group. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) was above the median total expense ratio (including interest and borrowing expenses) calculated on average total managed assets and below the median total expense ratio (including interest and borrowing expenses) calculated on average net assets of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PNF

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had first quintile performance for the one, three-, five- and ten-year periods ended December 31, 2021.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PNI

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had first quintile performance for the one-, three-, five- and ten-year periods ended December 31, 2021.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) was below the median total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets of the funds in its Broadridge Expense Group. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) was at the median total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PYN

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had first quintile performance for the one-, three-, five- and ten-year periods ended December 31, 2021.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) was below the median total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets of the funds in its Broadridge Expense Group. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) was above the median total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

98	PIMCO CLOSED-END FUNDS

(Unaudited)

Conclusion

After reviewing these and other factors described herein, the Trustees concluded, with respect to each Fund, within the context of their overall conclusions regarding the Agreements, and based on the information provided and related representations made by management, and in their business judgment, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent, and quality of the services provided by PIMCO. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Board, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the interests of each Fund and its shareholders, and should be approved.

SEMIANNUAL REPORT	|	JUNE 30, 2022	99

General Information

Investment Manager

Pacific Investment Management Company LLC

650 Newport Center Drive,

Newport Beach, CA, 92660

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar for Common Shares

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Auction Agent, Transfer Agent, Dividend Paying Agent and Registrar for Auction Rate Preferred Shares

Deutsche Bank Trust Company Americas

60 Wall Street, 16th Floor

New York, NY 10005.

Transfer Agent, Dividend Paying Agent and Registrar for Variable Rate MuniFund Term Preferred Shares

The Bank of New York Mellon

240 Greenwich Street, 7E

New York, New York 10286

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4012SAR_063022

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	The information required by this Item 8(a) is only required in an annual report on this Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers identified in the registrant’s previous annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)    Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)    Exhibit 99.CERT—Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002.

(a)(3)    None.

(a)(4)    There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)          Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund

By:	/s/ Eric D. Johnson
Eric D. Johnson
President (Principal Executive Officer)

Date: September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric D. Johnson
Eric D. Johnson
President (Principal Executive Officer)

Date: September 1, 2022

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: September 1, 2022